&ltR&gt Federated Clover Investment Advisors
A division of Federated Global Management Corp.

Prospectus/Proxy Statement - Please Vote Today!

TIME IS OF THE ESSENCE . . . VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT!

A participant meeting for Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, Clover Capital Mid Cap Value Equity Common Fund, LLC and Clover Capital Multi Cap Value Equity Common Fund, LLC (each a “Clover Fund” and collectively the “Clover Funds”) will be held on March 11, 2009 at 2:00 PM Eastern Time.  It is important for you to vote on the proposals described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety. The following summarizes the voting process and the proposals under consideration.

Why am I being asked to vote?

Your vote is required to obtain participant approval of certain types of changes like the ones described in this Prospectus/Proxy Statement. You have a right – and are encouraged – to vote on such changes.

What are the proposals?

Under the Plans of Asset Transfer, each Clover Fund would be reorganized into a corresponding Federated Clover Fund (each is defined as an “Asset Transfer” and collectively, the “Asset Transfers”). The table below outlines each proposed Asset Transfer.  If the Asset Transfers are approved, you will receive the following:

If you own an interest in:	You will receive shares of:
Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC	Federated Clover Small Value Fund, Institutional Shares

Clover Capital Mid Cap Value Equity Common Fund, LLC	Federated Clover Mid Value Fund, Institutional Shares

Clover Capital Multi Cap Value Equity Common Fund, LLC	Federated Clover Value Fund, Institutional Shares

Why are these Asset Transfers being proposed?

Federated Clover Investment Advisors, a division of Federated Global Investment Management Corp.(“Federated Clover”) has recommended and approved the Asset Transfers of the Clover Funds into the Federated Clover Funds, which have been established for the purpose of affecting the Asset Transfers.  Federated Global is making every effort to make the Asset Transfers a seamless transaction for participants.

The Asset Transfers of the Clover Funds are expected to give participants numerous benefits, including:

▪
Mutual fund investment vehicle.  The Federated Clover Funds are organized as registered mutual funds and therefore are subject to the protections of the Investment Company Act of 1940 (“1940 Act”) while the Clover Funds are privately offered funds that are not registered under the 1940 Act.

▪	Stability of management. Members of the Clover Funds’ investment teams joined Federated Clover and will continue to be responsible for the day-to-day management of the Federated Clover Funds.

▪
Investment process. You can feel confident that each Federated Clover Fund will utilize the same core investment process going forward.  However, shareholders of the Clover Capital Enhanced Small Cap Value Equity Common Fund should note that the Federated Clover Small Value Fund will have a different investment strategy which focuses on investing in small cap securities to a greater degree than the Clover Capital Enhanced Small Cap Value Equity Common Fund.

▪
Enhanced resources. The breadth and depth of Federated’s global research and trading capabilities will enable the Federated Clover Funds to seek to expand their research and investment processes, which may in turn provide shareholders with additional benefits.

▪	Ability to Participate in a Larger Fund Family. Federated’s broad array of investment products will provide you with the opportunity to exchange into other equity or fixed-income mutual funds.

When will the Asset Transfers become effective?

Assuming shareholder approval is obtained, the Asset Transfers for all Clover Funds are currently expected to occur after the close of business on March 13, 2009.

If I am a Clover Fund participant, what do I have to do now?

You are being asked to vote using one of several convenient methods: mailing the enclosed ballot, calling a special toll-free number, logging on to our voting website, or by attending the Special Meeting of Clover Fund shareholders. This meeting is scheduled to occur on March 11, 2009 at 2:00 PM ET.

If the applicable Asset Transfer(s) are approved, you will automatically become a shareholder in the new Federated Clover Fund.

Your vote is very important, so please take a moment to cast your ballot!

What will happen to my Clover Fund account?

After the Asset Transfer, your Clover Fund account will be closed and a new account will be opened in the corresponding Federated Clover Fund. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the Asset Transfer.

Will I incur taxes as a result of the Asset Transfer(s)?

The Asset Transfers are expected to qualify under Section 351 of the Internal Revenue Code for federal income tax purposes and, accordingly, neither the Clover Fund nor the Federated Fund are expected to realize any gain or loss as a result of the Asset Transfers.  Note, however, that participants will be responsible for tax obligations associated with any income or capital gains recognized by the Clover Fund prior to the Asset Transfer.  (Generally, retirement accounts are not subject to such tax consequences.)

In the event that the aggregate tax basis of the Clover Fund assets transferred exceeds their aggregate fair market value, the Federated Fund's tax basis in the transferred securities with unrealized losses will be reduced to reflect this difference.  Therefore, the Federated Fund may realize higher capital gains (or lower capital loss) than the Clover Fund would have realized if it had sold those assets.

Please also note that the Clover Fund is treated as a partnership for federal income tax purposes, while the Federated Fund intends to be treated as a regulated investment company for federal income tax purposes.  Please consult your tax advisor to discuss any implications that this information may have on your individual tax circumstances.

Who do I call with questions about the Proxy/Prospectus Statement?

Please call your Clover Customer Service Representative at 1-800-343-7151 with questions.

How do I vote my shares?

You may vote in person at the special meeting of participants held at the Federated Clover office (400 Meridian Centre, Suite 200, Rochester, NY 14618) or complete and return the enclosed proxy ballot. If you:

1.	do not respond at all, we may contact you by telephone to request that you cast your vote.

2.	sign and return the proxy ballot without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone or through the Internet. Please refer to your ballot for the appropriate telephone number and web address.

After careful consideration, Federated Clover has reviewed these proposals and recommends that you read the enclosed materials carefully and vote FOR the proposals.

&lt/R&gt

&ltR&gt

January 30, 2009

Name of Addressee
Title
Company
Street Address
City, State Zip Code

Dear [CLIENT]:

First, I want to thank you for making the Clover Capital Enhanced Small Cap Value Equity Common Fund (the “Clover Fund”) part of your investment portfolio. Over the years, many of the investors in the Clover Fund have requested greater access to their assets in the Clover Fund, asking that it open for redemptions more frequently than monthly.  Without our own mutual fund complex, this was always difficult to achieve.  However, since our transaction with Federated Investors, Inc. we will now have the ability to move the Clover Fund into a registered mutual fund with daily, rather than monthly, valuations.   In addition, the mutual fund format provides you with ability to track the fund’s performance on a daily basis, and those results would be readily available on the Federated website among others.

How would we accomplish this?  When Federated Investors, Inc. (“Federated”) acquired certain assets of Clover Capital Management Inc. on December 1, 2008, Federated Global Investment Management Corp. (“Federated Global”) became the adviser and manager of the Clover Fund.  It is now being proposed that the assets of the Clover Fund be transferred into Federated Clover Small Value Fund (“Federated Clover Fund”).  Participants of the Clover Fund are being asked to vote on the proposed Transfer of Assets, and, if the proposal is approved, participants will receive shares of the corresponding Federated Clover Fund, which, as a mutual fund, allows daily reporting and redemptions on any business day.

The Federated Clover Fund was created to continue the investment operations of the Clover Fund in a registered mutual fund investment vehicle by becoming part of the Federated Fund complex, bringing, among other things, the benefits of daily valuation and greater transparency as outlined above. Recognizing the importance of stable management, Stephen K. Gutch and Lawrence R. Creatura  will continue to be responsible for portfolio management of the Federated Clover Fund – but supported by the expanded research and trading resources that a world-class investment firm like Federated can bring.

After careful consideration, we believe that the proposed transfer of assets is in the best interest of the Clover Fund and its participants. We recommend that you carefully read the enclosed Prospectus/Proxy Statement, which provides detailed information on the proxy, and vote FOR the proposal. If the proposal is approved, you will become a shareholder of the applicable Federated Clover Fund and the Clover Fund will be liquidated and dissolved.

Your Vote is very important. Whether or not you plan to attend the participant meeting, please take a moment to review the enclosed Prospectus/Proxy Statement and your ballot and then cast your vote.  I should also point out that if you are a participant of more than one Clover Fund, you will receive more than one ballot and will need to vote the interest you hold in each Fund.

Please take a moment now to sign, date and return your proxy card in the enclosed postage-paid return envelope, or cast your ballot by phone or online.  It is very important that your voting instructions be received promptly.

If you have any questions regarding the shareholder meeting, please feel free to call [insert rep name], your Clover Customer Service Representative, at 1-800-343-7151.

Sincerely,

                                                           Michael E. Jones

Senior Vice President

Federated Clover Investment Advisors
&lt/R&gt

&ltR&gt
January 30, 2009

Name of Addressee
Title
Company
Street Address
City, State Zip Code

Dear [CLIENT]:

First, I want to thank you for making the Clover Capital Mid Cap Value Equity Common Fund, LLC (the “Clover Fund”) part of your investment portfolio. Over the years, many of the investors in the Clover Fund have requested greater access to their assets in the Clover Fund, asking that it open for redemptions more frequently than monthly.  Without our own mutual fund complex, this was always difficult to achieve.  However, since our transaction with Federated Investors, Inc. we will now have the ability to move the Clover Fund into a registered mutual fund with daily, rather than monthly, valuations.   In addition, the mutual fund format provides you with ability to track the fund’s performance on a daily basis, and those results would be readily available on the Federated website among others.

How would we accomplish this?  When Federated Investors, Inc. (“Federated”) acquired certain assets of Clover Capital Management Inc. on December 1, 2008, Federated Global Investment Management Corp. (“Federated Global”) became the adviser and manager of the Clover Fund.  It is now being proposed that the assets of the Clover Fund be transferred into Federated Clover Mid Value Fund (“Federated Clover Fund”).  Participants of the Clover Fund are being asked to vote on the proposed Transfer of Assets, and, if the proposal is approved, participants will receive shares of the corresponding Federated Clover Fund, which, as a mutual fund, allows daily reporting and redemptions on any business day.

The Federated Clover Fund was created to continue the investment operations of the Clover Fund in a registered mutual fund investment vehicle by becoming part of the Federated Fund complex, bringing, among other things, the benefits of daily valuation and greater transparency as outlined above. Recognizing the importance of stable management, Albert M. Yu  and I will continue to be responsible for portfolio management of the Federated Clover Fund – but supported by the expanded research and trading resources that a world-class investment firm like Federated can bring.

After careful consideration, we believe that the proposed transfer of assets is in the best interest of the Clover Fund and its participants. We recommend that you carefully read the enclosed Prospectus/Proxy Statement, which provides detailed information on the proxy, and vote FOR the proposal. If the proposal is approved, you will become a shareholder of the applicable Federated Clover Fund and the Clover Fund will be liquidated and dissolved.

Your Vote is very important. Whether or not you plan to attend the participant meeting, please take a moment to review the enclosed Prospectus/Proxy Statement and your ballot and then cast your vote.  I should also point out that if you are a participant of more than one Clover Fund, you will receive more than one ballot and will need to vote the interest you hold in each Fund.

Please take a moment now to sign, date and return your proxy card in the enclosed postage-paid return envelope, or cast your ballot by phone or online.  It is very important that your voting instructions be received promptly.

If you have any questions regarding the shareholder meeting, please feel free to call [insert rep name], your Clover Customer Service Representative at 1-800-343-7151.

Sincerely,

                                                   Michael E. Jones

Senior Vice President

Federated Clover Investment Advisors
&lt/R&gt

&ltR&gt
January 30, 2009

Name of Addressee
Title
Company
Street Address
City, State Zip Code

Dear [CLIENT]:

First, I want to thank you for making the Clover Capital Multi Cap Value Equity Common Fund (the “Clover Fund”) part of your investment portfolio. Over the years, many of the investors in the Clover Fund have requested greater access to their assets in the Clover Fund, asking that it open for redemptions more frequently than monthly.  Without our own mutual fund complex, this was always difficult to achieve.  However, since our transaction with Federated Investors, Inc. we will now have the ability to move the Clover Fund into a registered mutual fund with daily, rather than monthly, valuations.   In addition, the mutual fund format provides you with ability to track the fund’s performance on a daily basis, and those results would be readily available on the Federated website among others.

How would we accomplish this?  When Federated Investors, Inc. (“Federated”) acquired certain assets of Clover Capital Management Inc. on December 1, 2008, Federated Global Investment Management Corp. (“Federated Global”) became the adviser and manager of the Clover Fund.  It is now being proposed that the assets of the Clover Fund be transferred into Federated Clover Value Fund.  Participants of the Clover Fund are being asked to vote on the proposed Transfer of Assets, and, if the proposal is approved, participants will receive shares of the corresponding Federated Clover Value Fund, which, as a mutual fund, allows daily reporting and redemptions on any business day.

The Federated Clover Value Fund was created to continue the investment operations of the Clover Fund in a registered mutual fund investment vehicle by becoming part of the Federated Fund complex, bringing, among other things, the benefits of daily valuation and greater transparency as outlined above. Recognizing the importance of stable management, Matthew P. Kaufler and Paul W. Spindler will continue to be responsible for portfolio management of the Federated Clover Value Fund – but supported by the expanded research and trading resources that a world-class investment firm like Federated can bring.

After careful consideration, we believe that the proposed transfer of assets is in the best interest of the Clover Fund and its participants. We recommend that you carefully read the enclosed Prospectus/Proxy Statement, which provides detailed information on the proxy, and vote FOR the proposal. If the proposal is approved, you will become a shareholder of the applicable Federated Clover Fund and the Clover Fund will be liquidated and dissolved.

Your Vote is very important. Whether or not you plan to attend the participant meeting, please take a moment to review the enclosed Prospectus/Proxy Statement and your ballot and then cast your vote.  I should also point out that if you are a participant of more than one Clover Fund, you will receive more than one ballot and will need to vote the interest you hold in each Fund.

Please take a moment now to sign, date and return your proxy card in the enclosed postage-paid return envelope, or cast your ballot by phone or online.  It is very important that your voting instructions be received promptly.

If you have any questions regarding the shareholder meeting, please feel free to call [insert rep name], your Clover Customer Service Representative at 1-800-343-7151.

Sincerely,

                                                   Michael E. Jones

Senior Vice President

Federated Clover Investment Advisors

&lt/R&gt

CLOVER CAPITAL ENHANCED SMALL CAP VALUE EQUITY COMMON FUND, LLC
CLOVER CAPITAL MID CAP VALUE EQUITY COMMON FUND, LLC
and
CLOVER CAPITAL MULTI CAP VALUE EQUITY COMMON FUND, LLC
&ltR&gt
NOTICE OF SPECIAL MEETING OF PARTICIPANTS
TO BE HELD MARCH 11, 2009
TO PARTICIPANTS OF CLOVER CAPITAL ENHANCED SMALL CAP VALUE EQUITY COMMON FUND, LLC, CLOVER CAPITAL MID CAP VALUE EQUITY COMMON FUND, LLC and CLOVER CAPITAL MULTI CAP VALUE EQUITY COMMON FUND, LLC:  A special meeting of the participants of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, Clover Capital Mid Cap Value Equity Common Fund, LLC, and Clover  Capital Multi Cap Value Equity Common Fund, LLC, will be held at 400 Meridian Centre, Suite 200, Rochester, NY 14618 at 2:00 p.m. (Eastern time), on March 11, 2009, for the following purposes:

1.
For participants of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Small Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Small Value Fund to be distributed pro rata by Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC;

2.
For participants of Clover Capital Mid Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Mid Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Clover Capital Mid Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Mid Value Fund to be distributed pro rata by Clover Capital Mid Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Mid Cap Value Equity Common Fund, LLC; and

3.
For participants of Clover Capital Multi Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets  of Clover Capital Multi Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Value Fund to be distributed pro rata by Clover Capital Multi Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Multi Cap Value Equity Common Fund, LLC.

January 21, 2009 has been fixed as the record date for determination of participants entitled to vote at the special meeting.

By Order of the Manager of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, Clover Capital Mid Cap Value Equity Common Fund, LLC and
Clover Capital Multi Cap Value Equity Common Fund, LLC

G. Andrew Bonnewell
Secretary

January 21, 2009

&lt/R&gt

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD.  IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING.  THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

&ltR&gt

January 21, 2009

Acquisition of the assets of
CLOVER CAPITAL ENHANCED SMALL CAP VALUE EQUITY COMMON FUND, LLC
CLOVER CAPITAL MID CAP VALUE EQUITY COMMON FUND, LLC
and
CLOVER CAPITAL MULTI CAP VALUE EQUITY COMMON FUND, LLC

400 Meridian Centre
Suite 200
Rochester, NY 14618
(585) 385-6090

By and in exchange for Institutional Shares of

FEDERATED CLOVER SMALL VALUE FUND
FEDERATED CLOVER MID VALUE FUND
and
FEDERATED CLOVER VALUE FUND
each a portfolio of Federated Equity Funds

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No:  1-800-341-7400

This Prospectus/Proxy Statement describes the proposals that participants of the Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, Clover Capital Mid Cap Value Equity Common Fund, LLC, and Clover Capital Multi Cap Value Equity Common Fund, LLC, (each a “Clover Fund” and together the “Clover Funds”) will be asked to vote on at a special meeting of participants to be held at 400 Meridian Centre, Suite 200, Rochester, NY 14618, at 2:00 p.m. (Eastern time), on March 11, 2009. The proposals and the participants entitled to vote on them are as follows:

1. Participants of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC will be asked to approve or disapprove an Agreement and Plan of Asset Transfer pursuant to which Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC would transfer all of its assets to Federated Clover Small Value Fund in exchange for Institutional Shares of Federated Clover Small Value Fund.

2. Participants of Clover Capital Mid Cap Value Equity Common Fund, LLC, will be asked to approve or disapprove an Agreement and Plan of Asset Transfer pursuant to which Clover Capital Mid Cap Value Equity Common Fund, LLC, would transfer all of its assets to Federated Clover Mid Value Fund in exchange for Institutional Shares of Federated Clover Mid Value Fund.

3. Participants of Clover Capital Multi Cap Value Equity Common Fund, LLC, will be asked to approve or disapprove an Agreement and Plan of Asset Transfer pursuant to which Clover Capital Multi Cap Value Equity Common Fund, LLC, would transfer all of its assets to Federated Clover Value Fund in exchange for Institutional Shares of Federated Clover Value Fund.

Participants of the Clover Funds on January 21, 2009 (“Record Date”) will be entitled to vote on the applicable proposals.

For a comparison of the investment policies of the Clover Funds with those of the Federated Clover Small Value Fund, Federated Clover Mid Value Fund and Federated Clover Value Fund (each a “Federated Fund” and together the “Federated Funds”), respectively, see “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks.” Information concerning shares of the Federated Funds, compared to shares of the Clover Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables” and “Information about the Asset Transfers – Description of Clover Funds and Federated Funds Capitalization.”

This Prospectus/Proxy Statement should be retained for future reference.  It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the proposals in this Prospectus/Proxy Statement. This Prospectus/ Proxy Statement is accompanied by the Prospectuses of the applicable Federated Fund(s), each dated January 21, 2009. The Prospectuses and related Statements of Additional Information of the Federated Funds both dated January 21, 2009, are incorporated by reference herein. The Statement of Additional Information (“SAI”) dated January 21, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by the Federated Funds with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  Since the Federated Fund’s are newly created funds, their Annual Report or Semi-Annual Report information is not currently available.

Copies of these materials and other information about the Federated Funds may be obtained without charge by writing or by calling the Federated Funds at the addresses and telephone numbers shown on the previous pages.

&lt/R&gt

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

&ltR&gt

TABLE OF CONTENTS

Page

SUMMARY

Reasons for the Proposed Asset Transfers                                                                                           7
Comparison of Investment Objectives, Policies and Risks                                                                  8
        Investment Policies-Each Federated Fund                               16
Comparative Fee Tables                                                                                                                           18
Comparison of Potential Risks and Rewards; Performance Information                  24
Investment Advisers                                           27
Portfolio Management Information                                   28
Investment Advisory and Other Fees                                                                                                  29
   Purchase, Redemption and Exchange Procedures; Dividends and Distributions;
Tax Information; Frequent Trading; Portfolio Holdings Information                31

INFORMATION ABOUT THE ASSET TRANSFER
Description of the Plans of Asset Transfer                               37
Expenses Associated with Prospectus/Proxy Statement                                                                    38
Description of the Clover Funds and the Federated Funds Institutional Shares and Capitalization     38
Federal Income Tax Consequences                                                                                                                           40
Comparative Information on Participant Rights                                   41

INFORMATION ABOUT THE CLOVER FUNDS AND THE FEDERATED FUNDS
Where to Find Additional Information                                                                                                                      44
Legal Proceedings                                                   44

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
Proxies, Quorum and Voting at the Special Meeting                                                                                                45
Outstanding Interests in the Funds                                                                                                                            46

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY               47

FORM OF AGREEMENTS AND PLANS OF ASSET TRANSFER (Exhibit A-1, A-2 and A-3)

&lt/R&gt

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.  The forms of each Agreement and Plan of Asset Transfer (each a “Plan” and collectively the “Plans”) pursuant to which each transfer of assets (each an “Asset Transfer” and together, the “Asset Transfers”) are attached hereto as Exhibit A-1, A-2 and A-3. The Prospectuses of the Institutional Shares of the applicable Federated Fund(s) accompanies this Prospectus/Proxy Statement.

REASONS FOR THE PROPOSED ASSET TRANFERS
The following proposals are being presented to the participants of the applicable Clover Fund for approval:

Proposal (1): For Federated Clover Small Value Fund to acquire all of the assets of Clover Capital Enhanced Small Cap Value Equity Common Fund in exchange for Federated Clover Small Value Fund’s Institutional Shares to be distributed pro rata by Clover Capital Enhanced Small Cap Value Equity Common Fund to its participants, in complete liquidation and dissolution of Clover Capital Enhanced Small Cap Value Equity Common Fund;

Proposal (2):For Federated Clover Mid Value Fund to acquire all of the assets of Clover Capital Mid Cap Value Equity Common Fund in exchange for Federated Clover Mid Value Fund’s Institutional Shares to be distributed pro rata by Clover Capital Mid Cap Value Equity Common Fund to its participants in complete liquidation and dissolution of Clover Capital Mid Cap Value Equity Common Fund; and

Proposal (3): For Federated Clover Value Fund to acquire all of the assets of Clover Capital Multi Cap Value Equity Common Fund in exchange for Federated Clover Value Fund’s Institutional Shares to be distributed pro rata by Clover Capital Multi Cap Value Equity Common Fund to its participants, in complete liquidation and dissolution of Clover Capital Multi Cap Value Equity Common Fund.

As a result of the Asset Transfers, each participant of a Clover Fund will become the owner of the applicable Federated Fund shares having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Clover Fund on the date of the Asset Transfers, i.e., the Closing Date.  Each proposed Asset Transfer will be governed by a Plan of Asset Transfer (“Plan”). Forms of the Plans are attached to this Prospectus/Proxy Statement. The Federated Funds will not be assuming any liabilities of the Clover Funds.

&ltR&gt

On December 1, 2008, Federated Investors, Inc., through a wholly owned subsidiary, acquired certain assets of Clover Capital Management, Inc. (the “Acquisition”). Prior to the Acquisition, Clover Capital Management, Inc. (“Clover”) served as investment adviser and manager to the Clover Funds.  In connection with the Acquisition and effective as of December 1, 2008, Clover appointed Federated Global Investment Management Corp. (“Manager” or “Federated Adviser”) as the successor investment adviser and Manager to each of the Clover Funds. The former equity business of Clover is now being operated as Federated Clover Investment Advisors, a division of Federated Global Investment Management Corp.

The Asset Transfer of the Clover Funds would give their participants the opportunity to invest in a mutual fund registered under, and subject to the protections, of the Investment Company Act of 1940 which is managed with the same portfolio management team as their existing Clover Fund. The Federated Funds were created to accommodate the proposed Asset Transfers of the Clover Funds into the corresponding Federated Funds. The newly created Federated Funds, with the exception of the Federated Clover Small Value Fund, will be managed in a substantially similar format as the corresponding Clover Fund. Accordingly, it is expected that Federated Clover Mid Value Fund and Federated Clover Value Fund will adopt the performance record of the corresponding Clover Fund. The Clover Capital Enhanced Small Cap Value Equity Common Fund’s investment strategy contemplates that the Fund will invest in both small and mid capitalizations stocks. Federated Clover Small Value Fund’s investment strategy contemplates investing in small cap stocks to a greater degree than the Clover Capital Enhanced Small Cap Value Equity Common Fund. Accordingly, the Federated Clover Small Value Fund will not adopt the performance history of the Clover Capital Enhanced Small Cap Value Fund.  Participants of each Clover Fund will vote separately on each Asset Transfer, and participant approval of one Asset Transfer is not a condition for the consummation of the other Asset Transfers.

The Manager is making every effort to make the Asset Transfers a seamless transaction for participants. STEPHEN K. GUTCH, LAWRENCE R. CREATURA, MICHAEL E. JONES, ALBERT M. YU, MATTHEW P. KAUFLER AND PAUL W. SPINDER, the CURRENT MANAGERS OF THE CLOVER FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY FUND  MANAGEMENT OF THE FEDERATED FUNDS.

The proposed Asset Transfers will enable the participants in the Clover Funds to be invested in a mutual fund that is managed by the same management team as the Clover Funds but is part of a larger mutual fund family.  Being part of the Federated fund complex and being registered under the 1940 Act provides significantly broader distribution capabilities resulting in the potential for larger more viable funds.  The Manager took these and other considerations into account in recommending the Asset Transfers to the participants of the Clover Funds.

At the time of the Asset Transfers, the NAV of each Clover Fund will be determined in accordance with the procedures described in the Prospectus and SAI for the corresponding Federated Fund, and in accordance with the valuation procedures of each Federated Fund. The Clover Funds and the Federated Funds have the same procedures for determining their net asset values and will follow those procedures in determining the amount of shares. The procedures include the preparation of a report by an independent evaluator to be considered in assessing the value of any securities (or other assets) for which market quotations are not readily available, that sets forth the fair value of each such asset as of the date of the transaction. The independent evaluator would be a person who has expertise in the valuation of securities and other financial assets and who is not an interested person, as defined in section 2(a) (19) of the Investment Company Act, of the Clover Funds or any affiliated person of the Clover Funds.

If participants of a Clover Fund fail to approve an Asset Transfer, such Clover Fund will not be transferred and the Manager will consider other alternatives for such Clover Fund.

Tax Consequences

As a condition to each Asset Transfer, the applicable Federated Fund and the corresponding Clover Fund each will receive an opinion of counsel that the Asset Transfer will be considered a tax-deferred transfer under applicable provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) so that no gain or loss will be recognized by the Federated Fund or the Clover Fund. In the event that the aggregate tax basis of the Clover Fund assets transferred exceeds their aggregate fair market value, the Federated Fund's tax basis in the transferred securities with unrealized losses will be reduced to reflect this difference.  Therefore, the Federated Fund may realize higher capital gains (or lower capital loss) than the Clover Fund would have realized if it had sold those assets. Please consult your tax advisor to discuss any implications this may have on your individual tax circumstances. The Clover Funds are treated as partnerships for federal income tax purposes while the Federated Funds will be treated as registered investment companies for federal income tax purposes. See “Federal Income Tax Consequences” for a further discussion on the tax consequences of the Asset Transfers.
&lt/R&gt

THE MANAGER OF THE CLOVER FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF EACH ASSET TRANSFER.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS
This section will help you compare the principal investment objectives and policies of each Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the Federated Funds’ Prospectuses as they may be amended and/or supplemented.

FEDERATED CLOVER SMALL VALUE FUND – CLOVER CAPITAL ENHANCED SMALL CAP VALUE EQUITY COMMON FUND, LLC

Clover Capital Enhanced Small Cap Value Equity Common Fund LLC (“Clover Small Value Fund”)	Federated Clover Small Value Fund (“Federated Small Value Fund”)
Principal Investment Objective Capital appreciation	Principal Investment Objective Capital appreciation
Principal Investment Strategies
The Fund invests primarily (and, under normal market conditions, at least 70% of its total assets) in equity securities of companies with small to mid market capitalizations that the Manager believes to be under-valued relative to the market or to their historic valuations. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Index. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund invests in securities of companies operating in a broad range of industries based primarily on the value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, the Manager seeks to identify companies whose stock is out-of-favor with investors.
Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities including common stock, preferred stocks which are convertible into common stock, and ADRs which may constitute up to 20% of the Fund’s assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common equity and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (“REITS”).  Assets of the Fund not invested in the equity securities described above may be invested in other securities and money market instruments.
All of the securities in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.
Under normal circumstances, up to 30% of the Fund’s assets may be invested in money market investments in order to maintain liquidity, or if the Manager determines that the securities meeting the Fund’s investment objectives and policies are not otherwise reasonably available for purchase.

Principal Investment Strategies

The Fund invests under normal market conditions at least 80% of its assets in equity securities of U.S. companies with small market capitalizations that the Federated Adviser believes to be under-valued relative to the market or their historic valuation. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Index. The Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, the Federated Adviser will seek to identify companies whose stock is out-of-favor with investors.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stock, and American depository receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Funds assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common stocks, may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs).  Assets of the Fund not invested in the equity securities described above may be invested in other securities such as money market funds, exchange- traded funds and repurchase agreements.
The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
• Obtain premiums from the sale of derivative contracts;

• Realize gains from trading a derivative contract; or

• Hedge against potential losses.

There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.
Because the Fund refers to small capitalization investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its assets in investments in small companies. For purposes of this limitation, small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000® Index (which had a market capitalization range of $2 million to $3.5 billion as of November 30, 2008).

Primary Differences.  The primary differences between the Clover Small Value Fund and the Federated Small Value Fund are:

(1) the Clover Small Value Fund’s investment strategy contemplates that the Clover Small Value Fund will invest at least 70% of its assets in both small and mid capitalization stocks while the Federated Small Value Fund’s investment strategy contemplates investing  at least 80% of its assets in small cap stocks. Accordingly, the Federated Small Value Fund’s strategy contemplates that it will invest in small cap stocks to a greater degree than the Clover Small Value Fund.

 (2) In order to comply with the names rule (Rule 35d-1) under the 1940 Act, the Federated Fund will have a policy to invest under normal market conditions, at least 80% of total assets in equity securities of U.S. companies with small market capitalizations. This policy may only be changed upon 60 days notice to shareholders.

(3) the Federated Small Value Fund is permitted to invest in derivative contracts, hybrid instruments and/or exchange traded funds to implement elements of its investment strategy. These investment tools are being added primarily to provide the portfolio management team with added flexibility for managing the cash flows of the Federated Small Value Fund. The cash flows of the Federated Small Value Fund, a publicly available mutual fund, may be different from the cash flows of the privately offered Clover Small Value Fund.

The Clover Small Value Fund and the Federated Small Value Fund are subject to various investment risks. The following summarizes some of the more significant risk factors relating to the Clover Small Value Fund and Federated Small Value Fund.  A full description of the risks inherent in an investment in the Federated Small Value Fund is set forth in its  prospectus and SAI.

&ltR&gt

Both the Clover Small Value Fund and Federated Small Value Fund are subject to stock market risks, which is due to  the fact that the value of equity securities fluctuate and, as a result, the Funds’ share price may decline suddenly or over a sustained period of time. Both Funds are subject to risk of company size, which is due to the fact that the companies in which the Clover Small Value Fund and the Federated Small Value Fund invest in may have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. This risk may be greater for the Federated Small Value Fund due to its policy of normally investing at least 80% of its assets  in stocks of companies with small market capitalization.  Both Funds are subject to risks related to investing for value, which is due to the fact that value stocks, due to their relatively low valuations, are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. Both Funds are subject to sector risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds’ performance may be more susceptible to any developments which affect those sectors emphasized by the Funds. Both Funds are subject to risks of investing in ADRs and domestically traded securities of foreign issuers. Because the Funds may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Funds’ Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case . Both Funds are subject to liquidity risks. The securities in which both Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to. Both Funds are subject to risks associated with the investment activities of other accounts and potential conflicts of interest, which is due to the fact that investment decisions for the funds are made independently from those of other accounts managed by the Federated Adviser and the Manager and accounts managed by affiliates of the Federated Adviser and Manager.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Funds portfolio holdings, and/or prices paid to or received by the Funds on its portfolio transactions, and/or the Funds’ ability to obtain or dispose of portfolio securities.  Since the Manager, and, employees are involved in a variety of investment related activities and intend to remain so in the future, the Manager may have conflicts of interest in allocating management time, services, functions and securities and investment opportunities that may be presented to it among the Clover Small Value Fund and its other clients: however, the Manager attempts to allocate investment opportunities to the Clover Small Value Fund over a period of time on a fair and equitable basis relative to its other clients.

&lt/R&gt

The following is designed to highlight some of the additional risks to which the Clover Small Value Fund and the Federated Small Value Fund respectively are subject.

Clover Small Value Fund

Liquidity Risk. The LLC Interests are not transferable. Consequently, Participants may not be able to liquidate their investment readily in the event of an emergency or for any other reason, except through redemption of their LLC Interests by the Clover Small Value Fund, which requires advance notice. The payment of the redemption price may not occur until after the actual settlement date with respect to any securities sold to raise cash for the redemption.

Lack of Management Control. Participants do not have any control, influence or voting rights over the management of the Clover Small Value Fund. The Manager manages the day-to-day operation of the Clover Small Value Fund and cannot be removed by the Participants. The only actions requiring approval of the Participants are the amendment of the Company’s Certificate of Formation and LLC Agreement (except to the extent that the Manager is expressly authorized by the LLC Agreement to make certain amendments thereto without Participant approval) and any change in the tax classification of the Clover Small Value Fund as a partnership for federal income tax purposes. These transactions require the approval of the Participants holding two-thirds or more of outstanding LLC Interests of the Company.

Federated Small Value Fund
Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Federated Small Value Fund, and a potential reduction in gains to the Federated Small Value Fund. Each of these issues is described in greater detail in the Federated Small Value Fund’s prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Fund’s prospectus or SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Federated Small Value Fund will fail to meet its obligations. This could cause the Federated Small Value Fund to lose the benefit of the transaction or prevent the Federated Small Value Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Federated Small Value Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Federated Small Value Fund’s risk of loss and potential for gain.

Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

FEDERATED CLOVER MID VALUE FUND (“Federated Mid Value Fund”) – CLOVER CAPITAL MID CAP VALUE EQUITY COMMON FUND, LLC (“Clover Mid Value Fund”)

The investment objectives of the Federated Mid Value Fund and the Clover Mid Value Fund are identical.  Each Fund seeks capital appreciation by investing in common stock and other equity securities of U.S. companies with middle market capitalizations.

Since the Federated Mid Value Fund was established solely for the purpose of the Asset Transfer it has a substantially similar investment strategy as the Clover Mid Value Fund. The following describes the principal investment strategy of the Federated Mid Value Fund:

The Federated Mid Value Fund invests under normal market conditions at least 80% of its assets in equity securities of U.S. companies with middle market capitalizations that the Federated Adviser believes to be under-valued relative to the market or their historic valuation. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Federated Mid Value Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Federated Mid Value Fund, the Federated Adviser will seek to identify companies whose stock is out-of-favor with investors.

Under normal market conditions, the Federated Mid Value Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stocks, and in American Depository Receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Federated Mid Value Fund’s assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common stocks and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs). Assets of the Fund not  invested in the equity securities described above may be invested in other securities such as money market funds, repurchase agreements and exchange-traded funds.

The Federated Mid Value Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Federated Mid Value Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Federated Mid Value Fund may use derivative contracts in an attempt to:
•	Obtain premiums from the sale of derivative contracts;
•	Realize gains from trading a derivative contract; or
•	Hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.
Because the Federated Mid Value Fund refers to mid cap investments in its name, the Federated Mid Value Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Federated Mid Value Fund to normally invest less than 80% of its assets in investments in mid cap companies. For purposes of this limitation, mid-cap companies will be defined as companies with market capitalizations similar to companies in the Russell Midcap® Index. As of November 30, 2008, the market capitalization of companies in the Russell Midcap Index ranged from $17 million to $15.3 billion.

Primary Differences.  The primary differences between the investment strategy of the Clover Mid Value Fund and the investment strategy of the Federated Mid Value Fund are:

(1) the Clover Mid Value Fund invests, under normal market conditions, at least 70% of is total assets in equity securities of companies with middle market capitalizations while, in order to comply with the names rule (Rule 35d-1) under the 1940 Act, the Federated Mid Value Fund will have a policy to invest under normal market conditions, at least 80% of total assets in equity securities of companies with mid cap companies. This policy may only be changed upon 60 days notice to shareholders.

(2) the Federated Mid Value Fund may invest in derivative contracts and/or hybrid instruments and or exchange-traded funds to implement elements of its investment strategy. These investment tools are being added primarily to provide the portfolio management team with added flexibility for managing the cash flows of the Federated Mid Value Fund. The cash flows of the Federated Mid Value Fund, a publicly available mutual fund, may be different from the cash flows of the privately offered Clover Mid Value Fund.

The Clover Mid Value Fund and the Federated Mid Value Fund are subject to various investment risks. The following summarizes some of the more significant risk factors relating to the Clover Mid Value Fund and Federated Mid Value Fund.  A full description of the risks inherent in an investment in the Federated Mid Value Fund is set forth in its  prospectus and SAI.

&ltR&gt

Both the Clover Mid Value Fund and Federated Mid Value Fund are subject to stock market risks, which is due to the fact that the value of equity securities fluctuate and, as a result, the Funds’ share price may decline suddenly or over a sustained period of time. Both Funds are subject to medium size company risk, which is due to the fact that the mid size companies in which the Clover Mid Value Fund and the Federated Mid Value Fund  invest in may have narrow markets and limited managerial and financial resources compared to larger, more established companies.  Both Funds are subject to risks related to investing for value, which is due to the fact that value stocks, due to their relatively low valuations, are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.  Both Funds are subject to sector risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds’ performance may be more susceptible to any developments which affect those sectors emphasized by the Funds. Both Funds are subject to risks of investing in ADRs and domestically traded securities of foreign issuers. Because the Funds may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Funds’ Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Both Funds are subject to liquidity risks. The securities in which both Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to. Both Funds are subject to risks associated with the investment activities of other accounts and potential conflicts of interest, which is due to the fact that investment decisions for the funds are made independently from those of other accounts managed by the Federated Adviser and the Manager and accounts managed by affiliates of the Federated Adviser and Manager.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Funds portfolio holdings, and/or prices paid to or received by the Funds on its portfolio transactions, and/or the Funds’ ability to obtain or dispose of portfolio securities.  Since the Manager, and, employees are involved in a variety of investment related activities and intend to remain so in the future, the Manager may have conflicts of interest in allocating management time, services, functions and securities and investment opportunities that may be presented to it among the Clover Mid Value Fund and its other clients: however, the Manager attempts to allocate investment opportunities to the Clover Mid Value Fund over a period of time on a fair and equitable basis relative to its other clients.

&lt/R&gt

The following is designed to highlight some of the additional risks to which the Clover Mid Value Fund and the Federated Mid Value Fund are subject.

Clover Mid Value Fund

Liquidity Risk. The LLC Interests are not transferable. Consequently, Participants may not be able to liquidate their investment readily in the event of an emergency or for any other reason, except through redemption of their LLC Interests by the Clover Mid Value Fund, which requires advance notice. The payment of the redemption price may not occur until after the actual settlement date with respect to any securities sold to raise cash for the redemption.

Lack of Management Control. Participants do not have any control, influence or voting rights over the management of the Clover Mid Value Fund. The Manager manages the day-to-day operation of the Clover Mid Value Fund and cannot be removed by the Participants. The only actions requiring approval of the Participants are the amendment of the Company’s Certificate of Formation and LLC Agreement (except to the extent that the Manager is expressly authorized by the LLC Agreement to make certain amendments thereto without Participant approval) and any change in the tax classification of the Clover Mid Value Fund as a partnership for federal income tax purposes. These transactions require the approval of the Participants holding two-thirds or more of outstanding LLC Interests of the Company.

Federated Mid Value Fund
Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Federated Mid Value Fund, and a potential reduction in gains to the Federated Mid Value Fund. Each of these issues is described in greater detail in the Federated Mid Value Fund’s prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Federated Mid Value Fund’s prospectus or SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Federated Mid Value Fund will fail to meet its obligations. This could cause the Federated Mid Value Fund to lose the benefit of the transaction or prevent the Federated Mid Value Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Federated Mid Value Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Federated Mid Value Fund’s risk of loss and potential for gain.

Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Federated Mid Value Fund  could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

FEDERATED CLOVER VALUE FUND (“Federated Value Fund”) – CLOVER CAPITAL MULTI CAP VALUE EQUITY COMMON FUND, LLC (“Clover Value Fund”)
The investment objectives of the Federated Value Fund and the Clover Value Fund are identical.  Each Fund seeks capital appreciation by investing in common stocks and other equity securities of U.S. companies with large, mid or small market capitalizations.

Since the Federated Value Fund was established solely for the purpose of the Asset Transfer it has a substantially similar investment strategy as the Clover Value Fund. The following describes the principal investment strategy of the Federated Value Fund:

The Federated Value Fund invests under normal market conditions at least 70% of its assets in equity securities of U.S. companies with large, mid or small market capitalizations that the Federated Adviser believes to be under-valued relative to the market or their historic valuation. The Federated Value Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Federated Value Fund, the Federated Adviser will seek to identify companies whose stock is out-of-favor with investors.

Under normal market conditions, the Federated Value Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stock and American Depository Receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Federated Value Fund’s assets. In addition to these equity securities, the Federated Value Fund may also invest in debt securities convertible into common stock, and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs).  Assets of the Federated Value Fund not invested in the equity securities described above may be invested in other securities such as money market funds, exchange-traded funds and repurchase agreements. Under normal circumstances, up to 30% of the Federated Value Fund’s assets may be invested in money market or similar cash investments in order to maintain liquidity or if the Federated Adviser determines that securities meeting the Federated Value Fund investment objective are not otherwise reasonably available for purchase.

The Federated Value Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Federated Value Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Federated Value Fund may use derivative contracts in an attempt to:

•	Obtain premiums from the sale of derivative contracts;

•	Realize gains from trading a derivative contract; or

•	Hedge against potential losses.

There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.

Primary Differences.  The primary difference between the Clover Value Fund and the Federated Value Fund is that the Federated Value Fund may invest in derivative contracts and/or hybrid instruments and or exchange-traded funds to implement elements of its investment strategy. These investment tools are being added primarily to provide the portfolio management team with added flexibility on managing the cash flows of the Federated Value Fund. The cash flows of the Federated Value Fund, a publicly available mutual fund, may be different from the cash flows of the privately offered Clover Value Fund.

&ltR&gt

The Clover Value Fund and the Federated Value Fund are subject to various investment risks. The following summarizes some of the more significant risk factors relating to the Clover Value Fund and Federated Value Fund.  A full description of the risks inherent in the investment in the Federated Value Fund is set forth in its prospectus and SAI.

Both the Clover Value Fund and Federated Value Fund are subject to stock market risks, which is due to the fact that the value of equity securities fluctuate and, as a result, the Funds’ share price may decline suddenly or over a sustained period of time. Both Funds are subject to small company risk, which is due to the fact that the small companies in which the Clover Value Fund and the Federated Value Fund are available to invest in may have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. Both Funds are subject to medium sized company risks, which is due to the fact that the funds may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. Both Funds are subject to large-sized companies risks. The Funds may principally invest in large-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Both Funds are subject to risks related to investing for value, which is due to the fact that value stocks, due to their relatively low valuations, are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. Both Funds are subject to sector risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds’ performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.  Both Funds are subject to risks of investing in ADRs and domestically traded securities of foreign issuers. Because the Funds may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Funds’ Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Both Funds are subject to liquidity risks. The securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to.  Both Funds are subject to risks associated with the investment activities of other accounts and potential conflicts of interest, which is due to the fact that investment decisions for the funds are made independently from those of other accounts managed by the Federated Adviser and the Manager and accounts managed by affiliates of the Federated Adviser and Manager.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Funds portfolio holdings, and/or prices paid to or received by the Funds on its portfolio transactions, and/or the Funds’ ability to obtain or dispose of portfolio securities.  Since the Manager, and, employees are involved in a variety of investment related activities and intend to remain so in the future, the Manager may have conflicts of interest in allocating management time, services, functions and securities and investment opportunities that may be presented to it among the Clover Value Fund and its other clients: however, the Manager attempts to allocate investment opportunities to the Clover Value Fund over a period of time on a fair and equitable basis relative to its other clients.

&lt/R&gt

The following is designed to highlight some of the additional risks to which the Clover Value Fund and the Federated Value Fund are subject.

Clover Value Fund

Liquidity Risk The LLC Interests are not transferable. Consequently, Participants may not be able to liquidate their investment readily in the event of an emergency or for any other reason, except through redemption of their LLC Interest by the Clover Value Fund, which requires advance notice. The payment of the redemption price may not occur until after the actual settlement date with respect to any securities sold to raise cash for the redemption.

Lack of Management Control. Participants do not have any control, influence or voting rights over the management of the Clover Value Fund. The Manager manages the day-to-day operation of the Clover Value Fund and cannot be removed by the Participants. The only actions requiring approval of the Participants are the amendment of the Company’s Certificate of Formation and LLC Agreement (except to the extent that the Manager is expressly authorized by the LLC Agreement to make certain amendments thereto without Participant approval) and any change in the tax classification of the Clover Value Fund as a partnership for federal income tax purposes. These transactions require the approval of the Participants holding two-thirds or more of outstanding LLC Interests of the Company.

Federated Value Fund
Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the  Federated Value Fund, and a potential reduction in gains to the  Federated Value Fund. Each of these issues is described in greater detail in the Fund’s prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the  Federated Value Fund’s prospectus or SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the  Federated Value Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the  Federated Value Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Federated Value Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the  Federated Value Fund’s risk of loss and potential for gain.

Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Federated Value Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

&ltR&gt

INVESTMENT POLICIES - EACH FEDERATED FUND
The 1940 Act, which was adopted to protect mutual fund shareholders, requires registered investment companies, or series thereof, such as the Federated Funds, to adopt certain specific investment polices or restrictions that can be changed only by shareholder vote. An investment company may also elect to voluntarily designate other policies or restrictions that may be changed only by shareholder vote. Both types of policies and restrictions are referred to as “fundamental policies.” These policies and restrictions limit the investment activities of the Federated Adviser in the management of the Federated Funds. Each Federated Fund has fundamental investment limitations which may not be changed without shareholder approval as well as non-fundamental limitations which may be changed by the Federated Fund’s board of trustees (the “Board”) without shareholder approval. Each Federated Fund is intended to continue the investment program of the corresponding Clover Fund. Since the Clover Funds are not registered under the 1940 Act they were not required to adopt similar or corresponding fundamental investment limitations. The following describes the fundamental and non-fundamental investment policies of the Federated Funds:

FUNDAMENTAL POLICIES:

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may invest in commodities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL POLICIES:

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

&lt/R&gt

COMPARATIVE FEE TABLES

The Federated Funds and the Clover Funds incur certain expenses in their operations. The fees and expenses of the Federated Funds include certain fees such as Trustee fees, fees for counsel to the independent Trustees and other fees normally charged by mutual funds but not necessarily charged by privately offered funds such as the Clover Funds.  Set forth in the tables below is information regarding the fees and expenses incurred by the Clover Funds and the Federated Funds.

Clover Small Value Fund - Federated Small Value Fund

FEES AND EXPENSES
&ltR&gt

This table describes (1) the actual fees and expenses for the Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC for the year ended December 31, 2008; (2) the anticipated fees and expenses of the Federated Clover Small Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Clover Small Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC	Federated Clover Small Value Fund – Institutional Shares	Federated Clover Small Value Fund – Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%[1]	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reimbursement)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.90%	0.90%[3]	0.90%[3]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.07%	1.81%[4]	1.81%[4]
Total Direct Annual Fund Operating Expenses	0.97%	2.71%	2.71%
Acquired Fund Fees and Expenses	0.01%[5]	0.00%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses	0.98%[6]	2.71%	2.71%
1 The sales load fee is only imposed upon subsequent purchases of the Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC. Historically, this fee has been waived by the Manager.
2    With respect to Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, the percentages shown are based on expenses paid for the calendar year ended December 31, 2008.  With respect to Federated Clover Small Value Fund and Federated Clover Small Value Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser and administrator of Federated Clover Small Value Fund expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waivers and Reimbursement of Fund Expenses	0.00%	1.52%	1.52%
Total Actual/Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers and reimbursement)	0.98%	1.19%	1.19%
3   With respect to Federated Clover Small Value Fund and Federated Clover Small Value Fund Pro Forma Combined, the Adviser expects to voluntarily waive the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by Federated Clover Small Value Fund and Federated Clover Small Value Fund Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.00% for the period ending September 30, 2009.

4   With respect to Federated Clover Small Value Fund and Federated Clover Small Value Fund Pro Forma Combined, includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.   Also includes amounts the Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.  The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time.  Total other expenses paid by the Federated Clover Small Value Fund and Federated Clover Small Value Fund Pro Forma Combined’s Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 1.19% for the period ending September 30, 2009.

5 With respect to Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, the Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the year ending December 31, 2008.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  With respect to Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, the above noted fees pertain solely to the management fee due to Clover Capital Management, Inc. and the custodian fee due to State Street Bank and Trust Company, respectively.  In addition to maintaining custody of the Clover Capital Enhanced Small Cap Value Equity Common Fund’s assets, State Street Bank performs certain administrative functions and provides record-keeping and accounting services.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Clover Capital Enhnaced Small Cap Value Equity Common Fund, LLC’s operating expenses are as shown in the Table and remain the same, and that for Federated Clover Small Value Fund’s Institutional Shares and Federated Clover Small Value Fund’s Institutional Shares – Pro Forma Combined, operating expenses are before anticipated waivers and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC	$199	$409	$636	$1,289
Federated Clover Small Value Fund, Institutional Shares	$274	$841	$1,435	$3,041
Federated Clover Small Value Fund, Pro Forma Combined Institutional Shares	$274	$841	$1,435	$3,041

-  -

Clover Mid Value Fund - Federated Mid Value Fund

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Clover Capital Mid Cap Value Equity Fund, LLC for the year ended December 31, 2008; (2) the anticipated fees and expenses of the Federated Clover Mid Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Clover Mid Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Clover Capital Mid Cap Value Equity Common Fund, LLC	Federated Clover Mid Value Fund – Institutional Shares	Federated Clover Mid Value Fund – Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%[1]	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reimbursement)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.75%[3]	0.75%[3]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.07%	3.38%[4]	3.38%[4]
Total Direct Annual Fund Operating Expenses	0.92%	4.13%	3.38%
Acquired Fund Fees and Expenses	0.02%[5]	0.00%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses	0.94%[6]	4.13%	4.13%
1 The sales load fee is only imposed upon subsequent purchases of the Clover Capital Mid Cap Value Equity Common Fund, LLC. Historically, this fee has been waived by the Manager.
2    With respect to Clover Capital Mid Cap Value Equity Common Fund, LLC, the percentages shown are based on expenses paid for the calendar year ended December 31, 2008.  With respect to Federated Clover Mid Value Fund and Federated Clover Mid Value Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser and administrator of Federated Clover Mid Value Fund expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waivers and Reimbursement of Fund Expenses	0.00%	3.14%	3.14%
Total Actual/Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers and reimbursement)	0.94%	0.99%	0.99%
3   With respect to Federated Clover Mid Value Fund and Federated Clover Mid Value Fund Pro Forma Combined, the Adviser expects to voluntarily waive the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by Federated Clover Mid Value Fund and Federated Clover Mid Value Fund Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.00% for the period ending September 30, 2009.

4   With respect to Federated Clover Mid Value Fund and Federated Clover Mid Value Fund Pro Forma Combined, includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.   Also includes amounts the Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.  The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time.  Total other expenses paid by Federated Clover Mid Value Fund and Federated Clover Mid Value Fund Pro Forma Combined’s Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 0.99% for the period ending September 30, 2009.

5  With respect to Clover Capital Mid Cap Value Equity Common Fund, LLC, the Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the year ending December 31, 2008.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  With respect to Clover Capital Mid Cap Value Equity Common Fund, LLC, the above noted fees pertain solely to the management fee due to Clover Capital Management, Inc. and the custodian fee due to State Street Bank and Trust Company, respectively.   In addition to maintaining custody of the Clover Capital Mid Cap Value Equity Common Fund’s assets, State Street Bank performs certain administrative functions and provides record-keeping and accounting services.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Clover Capital Mid Cap Value Equity Common Fund, LLC’s operating expenses are as shown in the Table and remain the same, and that for Federated Clover Mid Value Fund’s Institutional Shares and Federated Clover Mid Value Fund’s Institutional Shares – Pro Forma Combined, operating expenses are before anticipated waivers and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Clover Capital Mid Cap Value Equity Common Fund, LLC	$195	$397	$615	$1,243
Federated Clover Mid Value Fund, Institutional Shares	$415	$1,255	$2,110	$4,314
Federated Clover Mid Value Fund, Pro Forma Combined Institutional Shares	$415	$1,255	$2,110	$4,314

Clover Value Fund - Federated Value Fund

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Clover Capital Multi Cap Value Equity Common Fund, LLC  for the year ended December 31, 2008; (2) the anticipated fees and expenses of the Federated Clover Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009; and (3) the anticipated fees and expenses of Federated Clover Value Fund’s Institutional Shares for the fiscal period ending September 30, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Clover Capital Multi Cap Value Equity Common Fund, LLC	Federated Clover Value Fund – Institutional Shares	Federated Clover Value Fund – Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%[1]	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reimbursement)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.85%	0.75%[3]	0.75%[3]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.07%	1.32%[4]	1.32%[4]
Total Direct Annual Fund Operating Expenses	0.92%	2.07%	2.07%
Acquired Fund Fees and Expenses	0.01%[5]	0.00%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses	0.93%[6]	2.07%	2.07%
1 The sales load fee is only imposed upon subsequent purchases of the Clover Capital Multi Cap Value Equity Common Fund, LLC. Historically, this fee has been waived by the Manager.
2  With respect to Clover Capital Multi Cap Value Equity Common Fund, LLC, the percentages shown are based on expenses paid for the calendar year ended December 31, 2008.  With respect to Federated Clover Value Fund and Federated Clover Value Fund Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal period ending September 30, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser and administrator of Federated Clover Value Fund expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending September 30, 2009.

Total Anticipated Waivers and Reimbursement of Fund Expenses	0.00%	1.13%	1.13%
Total Actual/Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waivers and reimbursement)	0.93%	0.94%	0.94%
3  With respect to Federated Clover Value Fund and Federated Clover Value Fund Pro Forma Combined, the Adviser expects to voluntarily waive the management fee.  The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by Federated Clover Value Fund and Federated Clover Value Fund Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.00% for the period ending September 30, 2009.

4  With respect to Federated Clover Value Fund and Federated Clover Value Fund Pro Forma Combined, includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.   Also includes amounts the Fund might incur indirectly if it were to invest in other investment companies.  For the fiscal period ending September 30, 2009, these “Acquired Fund Fees and Expenses” are estimated to be less than 0.01%.  The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  The administrator and Adviser can terminate this anticipated voluntary waiver and reimbursement at any time.  Total other expenses paid by Federated Clover Value Fund and Federated Clover Value Fund Pro Forma Combined’s Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 0.94% for the period ending September 30, 2009.

5  With respect to Clover Capital Multi Cap Value Equity Common Fund, LLC, the Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the year ending December 31, 2008.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

6  With respect to Clover Capital Multi Cap Value Equity Common Fund, LLC, the above noted fees pertain solely to the management fee due to Clover Capital Management, Inc. and the custodian fee due to State Street Bank and Trust Company, respectively.   In addition to maintaining custody of the Clover Capital Multi Cap Value Equity Common Fund’s assets, State Street Bank performs certain administrative functions and provides record-keeping and accounting services.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Clover Capital Multi Cap Value Equity Common Fund, LLC’s operating expenses are as shown in the Table and remain the same, and that for Federated Clover Value Fund’s Institutional Shares and Federated Clover Value Fund’s Institutional Shares – Pro Forma Combined, operating expenses are before anticipated waivers and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Clover Capital Multi Cap Value Equity Common Fund, LLC	$194	$393	$610	$1,232
Federated Clover Value Fund, Institutional Shares	$210	$649	$1,114	$2,400
Federated Clover Value Fund, Pro Forma Combined Institutional Shares	$210	$649	$1,114	$2,400

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION

Because the Federated Funds are newly created portfolios of Federated Equity Funds, no performance information is available. However, the Federated Mid Value Fund’s Institutional Shares intends to adopt the performance history of the Clover Mid Value Fund and the Federated Value Fund’s Institutional Shares intends to adopt the performance history of Clover Value Fund. The Federated Small Value Fund does not intend to adopt the performance history of the Clover Small Value Fund due to the differences in investment strategies between the two funds.
&lt/R&gt

Federated Mid Value Fund

Risk/Return Bar Chart and Table
&ltR&gt

The Fund is the successor to  a common fund that was organized as a Delaware limited liability company and only available to accredited investors (the “Predecessor Fund”). The Predecessor Fund was managed by Clover Capital Management, Inc., prior to December 1, 2008, and by the Manager since December 1, 2008. Prior to the Fund’s commencement of operations the Fund had no investment operations. Accordingly, the performance information provided in this prospectus for the periods prior to its commencement of operations (expected in March 2009) is historical information of the Predecessor Fund adjusted to reflect the expenses applicable for the Institutional Shares of the Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, diversification requirements and other limitations imposed by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Predecessor Fund had been registered under the 1940 Act, the performance may have been adversely affected.

The performance information shown below will help you analyze the Federated Mid Value Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Federated Mid Value Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘y’ axis reflects the “% Total Return” beginning with “-0.45%” and increasing in increments of 0.05% up to 0.40%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2008. The percentages noted are: 32.29%, 17.23% , 13.72%, 14.57%, 2.74% and -40.00% respectively.

The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns shown in the bar chart above are based upon net asset value.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 18.82% (quarter ended June 30, 2003). Its lowest quarterly return was (25.64) % (quarter ended December 31, 2008).
&lt/R&gt

Average Annual Total Return Table

Return Before Taxes is shown for Federated Mid Value Fund’s Institutional Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Federated Mid Value Fund’s returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Midcap Value Index (Russell Midcap Value).  Returns of the Russell Midcap Value do not reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Federated Mid Value Fund’s performance.  The Russell Midcap Value is unmanaged and, unlike the Federated Mid Value Fund, is not affected by cash flows. It is not possible to invest directly in an index.

&ltR&gt

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception[1]
Institutional Shares[2]
Return Before Taxes	(40.00)%	(1.20)%	1.36%
Return After Taxes on Distributions[3]	(40.00)%	(1.20)%	1.36%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(26.00)%	(1.01)%	1.16%
Russell Midcap Value[4]	(38.44)%	0.33%	2.47%
1	The Predecessor Fund commenced operations on July 1, 2002.

2
The Fund is the successor to the Predecessor Fund which was managed by Clover Capital Management, Inc .,prior to December 1, 2008, and by the Manager since December 1, 2008. The Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act.  If the Predecessor Fund had been registered under the 1940 Act, return before taxes, returns after taxes on distributions and return after taxes on distributions and sale of Fund Shares may have been adversely affected.

3
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4
 Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

&lt/R&gt

Federated Value Fund
&ltR&gt

Risk/Return Bar Chart and Table

The Fund is the successor to  a common fund that was organized as a Delaware limited liability company and only available to accredited investors (the “Predecessor Fund”). The Predecessor Fund was managed by Clover Capital Management, Inc., prior to December 1, 2008, and by the Manager since December 1, 2008.  Prior to the Fund’s commencement of operations the Fund had no investment operations. Accordingly, the performance information provided in this prospectus for the periods prior to its commencement of operations (expected in March 2009) is historical information of the Predecessor Fund adjusted to reflect the expenses applicable for the Institutional Shares of the Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, diversification requirements and other limitations imposed by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Predecessor Fund had been registered under the 1940 Act, the performance may have been adversely affected.

The performance information shown below will help you analyze the Federated Value Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Federated Value Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘y’ axis reflects the “% Total Return” beginning with “-0.45%” and increasing in increments of 0.05% up to 0.35%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2008. The percentages noted are: 28.48%, 17.72% , 12.02%, 14.60%, 8.59% and -36.89% respectively.

The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns shown in the bar chart above are based upon net asset value.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 15.94% (quarter ended June 30, 2003). Its lowest quarterly return was (23.33) % (quarter ended December 31, 2008).
Average Annual Total Return Table

Return Before Taxes is shown for Federated Value Fund’s Institutional Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Federated Value Fund’s returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Value Index (Russell 3000 Value) and the Russell 1000 Value Index (Russell 1000 Value).  Returns of the Russell 3000 Value and the Russell 1000 Value do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund’s performance.  The indexes are unmanaged and, unlike the Federated Value Fund, are not affected by cash flows. It is not possible to invest directly in an index.

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception[1]
Institutional Shares[2]
Return Before Taxes	(36.89)%	0.70%	1.09%
Return After Taxes on Distributions[3]	(36.89)%	0.70%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(23.98)%	0.60%	0.93%
Russell 3000 Value[4]	(36.25)%	(0.72)%	0.33%
Russell 1000 Value[5]	(36.85)%	(0.79)%	0.23%

1      The Predecessor Fund commenced operations on June 3, 2002.

2      The Fund is the successor to the Predecessor Fund which was managed by Clover Capital Management, Inc., prior to December 1, 2008, and by the Manager since December 1, 2008.   The Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act.  If the Predecessor Fund had been registered under the 1940 Act, return before taxes, returns after taxes on distributions and return after taxes on distributions and sale of Fund Shares may have been adversely affected.

3      After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4      The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

5      The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

&lt/R&gt

Management’s Discussion of Fund Performance

Since the Federated Funds are newly created, a Management’s Discussion of Fund Performance and line graph is not currently available.

Federated Funds-Financial Highlights

Since the Federated Funds are newly created series and as this is the Federated Funds’ first fiscal year, financial information is not yet available.

INVESTMENT ADVISERS

&ltR&gt

Clover served as the manager of the Clover Funds and managed the investment of the assets of the Clover Funds prior to the Acquisition. On December 1, 2008, Federated Global Investment Management Corp. was appointed by Clover as the successor investment adviser and manager of the Clover Funds in connection with the Acquisition. Except for certain decisions reserved to the Participants and previously described herein, the Manager has complete discretion and authority regarding the management of the Clover Funds.

The Board of Trustees of the Federated Equity Funds (the “Federated Board”) governs the Federated Funds and oversees the Federated Adviser. The Federated Adviser manages the Funds’ assets, including buying and selling portfolio securities. The legal address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. Federated Advisory Services Company (FASC), an affiliate of the Federated Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Federated Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to over 5,300 investment professionals and institutions.

&lt/R&gt

PORTFOLIO MANAGEMENT INFORMATION
&ltR&gt

The following shows the Portfolio Managers for the Clover Funds and the Federated Funds. It is anticipated that the same portfolio management teams will be responsible for the Federated Funds as were responsible for the Clover Funds.

Clover Small Value Fund and Federated Small Value Fund

Stephen K. Gutch
Stephen Gutch e is Vice President of the Fund’s adviser.  Mr. Gutch conducts investment research in the Financial Services sector and is jointly responsible for the day-to-day management of the Fund.    Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the Firm’s portfolio management effort, and co-manager of Clover’s small cap value strategy.    Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm’s financial services hedge fund.  Previous to this, Mr. Gutch managed the financial services portfolio at Fulcrum Investment Group, LLC in Chicago for five years.  Mr. Gutch earned a B.A. in Economics from the University of Rochester and an M.B.A. from the William E. Simon Graduate School of Business Administration, also at the University of Rochester.  Mr. Gutch is a Chartered Financial Analyst.

Lawrence R. Creatura
Lawrence Creatura  is Vice President of the Fund’s adviser.  Mr. Creatura conducts equity research in the Consumer Discretionary, Consumer Staples and Technology sectors and is jointly responsible for the day-to-day management of the Fund.  Prior to joining Federated, Mr. Creatura was employed with Clover where he co-managed the small cap value and small-mid cap value investment strategies. Prior to joining Clover in 1994, Mr. Creatura worked in laser research and development for industrial and medical applications.  He received a B.S. from the University of Rochester, Institute of Optics and earned his M.B.A. in Finance and International Management, also from the University of Rochester.  Mr. Creatura is a Chartered Financial Analyst.

Clover Mid Value Fund and Federated Mid Value Fund
Michael E. Jones
Mr. Jones  is Senior Vice President of the Fund’s adviser.  He is jointly responsible for the day-to-day management of the Fund and develops investment strategy for the Fund.    Prior to joining Federated, Mr. Jones was employed by Clover Capital Management, Inc. (“Clover”), where he co-managed Clover’s mid cap value investment strategy.    Mr. Jones joined Clover in 1984 and served as Clover’s co-founder and Chief Executive Officer.  He received a B.A. in Biology and Psychology from the University of Rochester.  Mr. Jones is a Chartered Financial Analyst.

Albert M. Yu
Mr. Yu provides research on the Financial Services sector and is jointly responsible for the day-to-day management of the Fund.  Prior to joining Federated, Mr. Yu was employed by Clover, where he co-managed Clover’s mid cap value investment strategy.  Mr. Yu joined Clover in 2003 and provided analytical and research coverage.  Prior to his employment with Clover, Mr. Yu served as a sector research analyst with Fidelity’s Financial Services Group in Boston where he also worked with Fidelity’s Real Estate team.  Mr. Yu also served as a research analyst at Core Pacific Securities, Taiwan’s fourth largest investment bank, and as a credit analyst at Chase Manhattan Bank.  Mr. Yu earned his undergraduate degree in public policy and history from Brown University and received his M.B.A. from the MIT Sloan School of Management.  He is a Chartered Financial Analyst.

Clover Value Fund and Federated Value Fund

Matthew P. Kaufler
Mr. Kaufler e is Vice President of the Fund’s Adviser.  He provides research on the Consumer Staples and Consumer Discretionary sectors and is jointly responsible for the day-to-day management of the Fund.  Prior to joining Federated, Mr. Kaufler was employed by Clover Capital Management, Inc. (“Clover”), where he co-managed Clover’s all-cap value investment strategy.  Mr. Kaufler joined Clover in 1991 and was a senior member of Clover’s research team.  Mr. Kaufler also worked in the trust investment division at Chase Manhattan Bank and in the brokerage industry prior to his employment with Clover.  Mr. Kaufler received his B.S. in Business from the New York Institute of Technology and earned an M.B.A. from the Rochester Institute of Technology.  Mr. Kaufler is the recipient of the Financial Executives Institute award for academic excellence.  He is a Chartered Financial Analyst.

Paul W. Spindler
Mr. Spindler e is Vice President of the Fund’s adviser.  He provides research on the Utility and Energy sectors and is jointly responsible for the day-to-day management of the Fund.  Prior to joining Federated, Mr. Spindler was employed by Clover, where he co-managed Clover’s all cap value investment strategy.  Mr. Spindler joined Clover in 1988 and served on Clover’s research team.  Mr. Spindler earned his B.S. in Business from the Rochester Institute of Technology and his M.B.A. from Ohio State University.  Mr. Spindler is a Chartered Financial Analyst.
&lt/R&gt

INVESTMENT ADVISORY AND OTHER FEES

The annual investment advisory fee for each Federated Fund and each Clover Fund, as a percentage of each Federated Fund's and each Clover Fund's daily net assets, is as follows:

FEDERATED FUNDS	ADVISORY FEE	CLOVER FUNDS	ADVISORY FEE
Federated Clover Small Value Fund	0.90%	Clover Capital Enhanced Small Cap Value Equity Common Fund	0.90%
Federated Clover Mid Value Fund	0.75%	Clover Capital Mid Cap Value Equity Common Fund	0.85%
Federated Clover Value Fund	0.75%	Clover Capital Multi Cap Value Equity Common Fund	0.85%

Federated Advisory Services Company (“FASC”), an affiliate of the Federated Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Federated Adviser. The fee for these services is paid by the Federated Adviser and not by the Federated Funds.

The Federated Adviser may voluntarily waive a portion of their advisory fees or reimburse other expenses of the Federated Funds.  This voluntary waiver or reimbursement may be terminated by the Federated Adviser at any time in its sole discretion.

Shareholder Service/Rule 12b-1 Fees

The Clover Funds and the Institutional Shares of the Federated Funds do not charge shareholder service fees or Rule 12b-1 fees.

Recordkeeping Fees

The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and participants. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Networking Fees on that same account.

Networking Fees

The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Federated Funds and participants on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

Federated Securities Corp. may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to the Federated Funds’ participants.  The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds to you.  In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the Federated Adviser).  These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ Prospectuses and described above because they are not paid by the Federated Funds.

These payments are negotiated and may be based on such factors as the number or value of Federated Fund shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.  These payments may be in addition to payments of Recordkeeping Fees and/or Networking Fees made by the Fund to the financial intermediary.  In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the FSC or the Federated Funds and any services provided.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

The following chart highlights certain purchase, redemption and exchange features of the Clover Funds as compared to such features of the Federated Funds.

&ltR&gt

	Clover Funds	Federated Funds Institutional Shares
Eligibility	Accredited investors	Eligible investors*
Minimum Initial Investment Minimum Subsequent Investments Minimum Initial Investment for Retirement Plans Minimum Subsequent Investment for Retirement Plans	$100,000 $10,000 None None
$1,000,000* Participants of the Clover Funds as of the date of the Closing will not be subject to a minimum initial investment amount for the Institutional Shares of the Federated Funds.
None

None

None

*The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Institutional Shares of the Federated Funds:

An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;

An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates;

An investor (including a natural person) who acquired Institutional Shares of a Federated fund pursuant to the terms of an agreement and plan of asset transfer (or reorganization) which permits the investor to acquire such Shares.

An employer-sponsored retirement plan;

A trust institution investing on behalf of its trust customers; and

Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008.

Reductions and Waivers of Front-End Sales Charges	Manager has historically waived the 1% fee on subsequent purchases of the Fund.	None
Purchases and Waivers of Contingent Deferred Sales Charge (CDSC)	None	None
Redemption Fees	None	None
Purchases
LLC Interests are distributed directly by the Fund and may be purchased as of the first day of any month by contacting the Manager at least 5 business days prior to such date, which notice period may be waived by the Manager. Subsequent purchases are subject to 1% fee to cover the costs of investing in additional funds. However, the Manager has historically waived this fee.

Through financial intermediaries, directly from the Federated Funds or through an exchange from another Federated fund.

By Wire

By Check

By Direct Deposit

Through an Exchange

By Systematic Investment Program

By Automated Clearing House

Redemptions
Participants may request redemption of any of its LLC Interests on at least 5 business days’ notice preceding the end of a month, subject to waiver of such notice period at the discretion of the Manager. If the Closing Date occurs on March 13, 2009, then the last notice date for the redemption of LLC Interests will be February 23, 2009.  However, after the Closing Date, participants of the Clover Funds will still be able to redeem the shares of the Federated Fund they receive in the applicable Asset Transfer pursuant to Federated's redemption procedures as described in this Proxy Statement/Prospectus.

By written request, telephone, or systematic withdrawal/exchange program
Redemptions Policies
A Participant may request redemption of any of its LLC Interests by notifying the Manager at least 5 business days prior to the end of a month, unless a shorter notice period is accepted by the Manager. The Manager distributes the proceeds of any redemption within 30 days after the end of the month with respect to which the redemption relates. However, in no event is the Manager required to distribute the proceeds of any redemption prior to the date after the actual settlement date with respect to any securities sold to raise cash for the redemption.

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: an electronic transfer to your account at a financial institution that is an ACH member; or
wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Although the Federated Fund intends to pay redemptions of Federated Fund shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Federated Fund’s portfolio securities.

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days: to allow your purchase to clear; during periods of market volatility; when a participant’s trade activity or amount adversely impacts the Federated Fund’s ability to manage its assets; or during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Federated Fund to collect payment on the instrument used to purchase such shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Federated Fund as a result of your cancelled order.

Exchanges	The Clover Funds did not offer exchange privileges between the different Clover Funds.
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must ensure that the account registrations are identical, meet any applicable minimum initial investment requirements; and receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies.

Dividends and Distributions
For each taxable year, net profits and losses shall be allocated for federal income tax purposes among the Participants in such manner as to reflect equitable amounts credited and debited to each Participants account in the current taxable year and all prior taxable years. Such allocations shall be made pursuant to the principals of Section 704(c) of the Code and in conformity with the Treasury Regulations promulgated hereunder. The Fund will not make distributions except upon redemption of LLC Interests, the withdrawal by Participant from the Fund or in the event of the termination of the Fund.

Federated Small Value Fund declares and pays any dividends annually to shareholders. Federated Mid Value Fund and Federated Value Fund declare and pays any dividends quarterly to shareholders

Transfer and Dividend-disbursing Agent

The transfer agent and dividend-disbursing agent for the Federated Funds is State Street Bank and Trust Company (“State Street Bank”).  Services provided by State Street Bank include the issuance, cancellation and transfer of the Federated Funds’ shares, and the maintenance of records regarding the ownership of such shares. State Street Bank & Trust Company performed similar functions for the Clover Funds.

Other Share Classes Offered by the Federated Funds

The Federated Clover Small Value Fund also offers Class A Shares and Class C Shares in addition to Institutional Shares. The Federated Clover Mid Value Fund Offers Class A Shares and Class C Shares in addition to Institutional Shares. The Federated Clover Value Fund offers Class A Shares, Class B Shares, Class C Shares and Class K Shares in addition to Institutional Shares. For further information on the other classes of shares offered by the Federated Funds please see the applicable prospectus and statement of additional information for such class. To request a prospectus or SAI please call 1-800-341-7400.

Tax Information

The Federated Funds’ distributions of ordinary and capital gain dividends are taxable to you whether paid in cash or reinvested. Dividends may be taxable at different rates depending on the source of dividend income.  Redemptions and exchanges of Federated Fund shares are taxable sales.  Please consult your tax adviser regarding your federal, state, and local tax liability.

The Clover Funds are treated as partnerships for federal income tax purposes and are therefore generally not subject to tax.

&lt/R&gt

Frequent Trading

Federated Funds:

&ltR&gt

Frequent or short-term trading into and out of  a Federated Fund can have adverse consequences for the Federated Fund and shareholders who use the Federated Fund as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Federated Funds’ investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Federated Fund.  Investors engaged in such trading may also seek to profit by anticipating changes in the Federated Funds’ NAV in advance of the time as of which NAV is calculated.

The Federated Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Federated Funds’ Shares. The Federated Funds monitor trading in Federated Fund Shares in an effort to identify disruptive trading activity.  The Federated Funds monitor trades into and out of a Federated Fund within a period of 30 days or less.  The Federated Funds  may also monitor trades into and out of a Federated Fund for potentially disruptive trading activity over periods longer than 30 days.  The size of Share transactions subject to monitoring varies.  Where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the Federated Fund will temporarily preclude the shareholder from making further purchases or exchanges of Federated Fund Shares.  If the shareholder continues to exceed the detection amounts for specified periods the Federated Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Federated Fund Shares. Whether or not the specific monitoring limits are exceeded, the Federated Funds’ management or the Federated Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Federated Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Federated Fund Shares.  No matter how the Federated Fund defines its limits on frequent trading of Federated Fund Shares, other purchases and sales of Federated Fund Shares may have adverse effects on the management of the Federated Funds’ portfolio and its performance.

The Federated Fund’s frequent trading restrictions, do not apply to purchases and sales of Federated Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Federated Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Federated Fund Shares, purchases and redemptions of Federated Fund Shares by other Federated funds could adversely affect the management of the Federated Funds’ portfolio and its performance.

The Federated Funds’ objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held.  However, the Federated Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

&lt/R&gt

Clover Funds:

Since the Clover Funds were not publicly offered for sale or registered under the 1940 Act they did not have a similar policy on frequent trading.

Portfolio Holdings Information

Federated Funds:

Information concerning the Federated Funds’ portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com.  A complete listing of the Federated Funds’ portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter.  Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Federated Fund, or select the name of the Federated Fund, and from the Federated Fund’s page click on the “Portfolio Holdings” or “Composition” link.

You may also access portfolio information as of the end of the Federated Funds’ fiscal quarters from the “Products” section of the website.  The Federated Funds’ annual and semiannual reports, which contain complete listings of the Federated Funds’ portfolio holdings as of the end of the Federated Funds’ second and fourth fiscal quarters, may be accessed by selecting the  “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF.  Complete listings of the Federated Funds’ portfolio holdings as of the end of the Federated Funds’ first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Federated Funds’ portfolio holdings and/or composition may be posted to Federated’s website.  If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.

Clover Funds:

The Clover Funds were not publicly offered and accordingly did not have a similar policy on the disclosure of portfolio holdings.

INFORMATION ABOUT THE ASSET TRANSFERS

DESCRIPTION OF THE PLANS OF ASSET TRANSFER

&ltR&gt

Each Plan provides for the Asset Transfer to occur on the Closing Date, which is expected to be on or about March 13, 2009.  On the Closing Date all of the assets of the Clover Funds will be transferred to the corresponding Federated Fund.  In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the Clover Fund a number of full and fractional Institutional Shares equal in value to the aggregate NAV of the Clover Funds calculated as of 4:00 p.m. on the Closing Date. The Federated Funds will not assume any of the liabilities of the Clover Funds.

Following the transfer of assets in exchange for shares of the Federated Funds, the Clover Funds will distribute Institutional Shares of the Federated Funds pro rata to its participants of record in complete liquidation of the Clover Funds.  Participants of the Clover Funds owning shares at the closing on the Closing Date of the Asset Transfer will receive the number of Institutional Shares of the Federated Funds with the same aggregate value as the participant had in the Clover Funds immediately before the Asset Transfer.  At the time of the Asset Transfer, the NAV of each Clover Fund’s shares will be determined in accordance with the procedures described in the corresponding Federated Fund’s Prospectus and SAI and in accordance with the valuation procedures of the Federated Funds. The Clover Funds have the same valuation policies and procedures as the Federated Funds and therefore no changes in value are anticipated.  The approved procedures include the preparation of a report by an independent evaluator to be considered in assessing the value of any securities (or other assets) for which market quotations are not readily available, that sets forth the fair value of each such asset as of the date of the transaction. The independent evaluator would be a person who has expertise in the valuation of securities and other financial assets and who is not an interested person, as defined in section 2(a)(19) of the Investment Company Act, of the Clover Funds. This distribution will be accomplished by the establishment of accounts in the names of the Clover Funds’ participants on the share records of the Federated Funds’ transfer agent.  The Clover Funds will then be terminated.  The Federated Funds do not issue share certificates to shareholders.

The transfer of participant accounts from the Clover Funds to the Federated Funds will occur automatically.  It is not necessary for Clover Fund participants to take any action to effect the transfer.  Please do not attempt to make the transfer yourself.  If you do so, you may disrupt the management of the Funds’ portfolios.

Each Plan contains customary representations, warranties and conditions.  Each Plan provides that the consummation of the Asset Transfer is conditioned upon, among other things:  (i) approval of the Asset Transfer by the applicable Clover Fund’s participants; and (ii) the receipt of an opinion to the effect that the Asset Transfer will be tax-free to the Clover Fund,  and the Federated Fund.  Each Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Manager determines that the Asset Transfer is not in the best interest of the Clover Fund participants or the Federated Board determines that the Asset Transfer is not in the best interest of the Federated Fund.

The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of each Plan, forms of which are attached hereto as Exhibit A-1, Exhibit A-2 and Exhibit A-3 and incorporated herein by reference.

Background and Manager Considerations Relating to the Proposed Asset Transfers

In determining to recommend that participants of each Clover Fund approve the Asset Transfer applicable to their Fund, the Manager considered, among others, the factors described below:

•	Federated Funds provide a significantly broader distribution capability for the Clover Funds, resulting in the potential for larger, more viable funds.

•	In connection with the Acquisition, the portfolio management teams of each Clover Fund became employees of the Federated Adviser resulting in a continuity of portfolio management.

•
As shareholders of the Federated Funds which are registered investment companies and are part of the Federated Fund complex, the current participants of the Clover Funds will have exchange privileges into other Federated Funds. The Federated Adviser will also be able to provide more services to the Federated Funds ton matters such as portfolio management, legal and compliance services, back office support and shareholder servicing.

•	The Asset Transfers will be tax-free to the Clover Funds and the Federated Funds for federal income tax purposes.

•
The Manager also reviewed the proposed fee structure for the Federated Funds and was satisfied that it was reasonable considering that the Federated Funds are subject to the 1940 Act, shareholder servicing and recordkeeping needs are anticipated to increase, and that there will be costs associated with the potentially increased distribution capacity of certain classes of the Federated Funds.

Based upon all the foregoing considerations, the Manager concluded with respect to each proposed Asset Transfer that the Asset Transfer is in the best interests of the applicable Clover Fund and its participants. Accordingly, the Manager, recommends that participants of the Clover Funds approve  the Asset Transfer  for their Clover Fund.

&lt/R&gt

EXPENSES ASSOCIATED WITH PROSPECTUS/PROXY STATEMENT

The Federated Adviser or its affiliates  have undertaken to pay the following expenses  (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee.

DESCRIPTION OF THE CLOVER FUNDS AND THE FEDERATED FUNDS INSTITUTIONAL SHARES AND CAPITALIZATION

The Federated Fund’s Institutional Shares to be issued to the participants of the Clover Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to the prospectuses of the Federated Funds’ provided herewith for additional information about the Fund’s Institutional Shares.

The following table sets forth the unaudited capitalization, as of November 30, 2008, of the Clover Small Value Fund Shares, the Federated Small Value Fund’s Institutional Shares and a pro forma combined assuming the proposed Asset Transfer is completed as proposed:

	Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC	Federated Clover Small Value Fund– Institutional Shares	Adjustments	Federated Clover Small Value Fund – Institutional Shares Pro Forma Combined
Net Assets	$3,860,859	$0	___	$3,860,859
Net Asset Value Per Share	$10.46	$0	$(0.46)*	$10.00
Shares Outstanding	369,167	0	16,919*	386,086
*Federated Clover Small Value Fund will not adopt the performance history of Clover Capital Enhanced Small Cap Value Equity Fund and therefore, as a new fund, will establish its initial NAV at $10.

The following table sets forth the unaudited capitalization as of November 30, 2008, of the Clover Mid Value Fund Shares, the Federated  Mid Value Fund’s Institutional Shares and a pro forma combined assuming the proposed Asset Transfer is completed as proposed:

	Clover Capital Mid Cap Value Equity Common Fund, LLC	Federated Clover Mid Value Fund– Institutional Shares	Adjustments	Federated Clover Mid Value Fund – Institutional Shares Pro Forma Combined
Net Assets	$998,595	$0	___	$998,595
Net Asset Value Per Share	$10.60	$0	___	$10.60
Shares Outstanding	94,249	0	___	94,249

The following table sets forth the unaudited capitalization, as of November 30, 2008, of the Clover Value Fund Shares, the Federated Value Fund’s Institutional Shares and a pro forma combined assuming the proposed Asset Transfer is completed as proposed:

	Clover Capital Multi Cap Value Equity Common Fund, LLC	Federated Clover Value Fund– Institutional Shares	Adjustments	Federated Clover Value Fund – Institutional Shares Pro Forma Combined
Net Assets	$6,516,606	$0	___	$6,516,606
Net Asset Value Per Share	$10.45	$0	___	$10.45
Shares Outstanding	623,575	0	___	623,575

FEDERAL INCOME TAX CONSEQUENCES

&ltR&gt

As a condition to each Asset Transfer, the applicable Federated Fund and the corresponding Clover Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	the Asset Transfer as set forth in the Plan will constitute a tax-deferred Asset Transfer under section 351 of the Code;

•	no gain or loss will be recognized by the Federated Fund upon its receipt of the Clover Fund assets in exchange for Institutional Shares of the Federated Fund;

•	no gain or loss will be recognized by the Clover Fund upon transfer of its assets to the Federated Fund in exchange for Institutional Shares of the Federated Fund;

•
the tax basis of the assets of the Clover Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Clover Fund immediately prior to the Asset Transfer, except that if the aggregate tax basis of the assets transferred exceeds the fair market value of those assets, then the tax basis to the Federated Fund will be equal to the fair market value of those assets immediately after the Asset Transfer and

•	the holding period of the Clover Fund’s assets in the hands of the Federated Fund will include the period during which those assets were held by the Clover Fund.

The foregoing opinion may state that no opinion is expressed as to the effect of the Asset Transfer on the Federated Fund or the Clover Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. There will be no capital loss carry forwards available for use by the Federated Funds, but any capital losses that passed through the Clover Funds to its Participants and created a carryover for the Participants should not be limited or lost as a result of the Asset Transfer.

Participants of the Clover Funds should consult their tax advisors regarding the effect, if any, of the Asset Transfers in light of their individual circumstances.  Because the foregoing discussion only relates to  certain of the federal income tax consequences of the Asset Transfers, those participants also should consult their tax advisors about the Asset Transfers.

Agreement Between the Manager and Federated

On December 1, 2008, Federated Investors, Inc., through a wholly owned subsidiary, acquired certain assets of Clover. Prior to the Acquisition, Clover served as investment adviser and manager to the Clover Funds.  In connection with the Acquisition and effective as of December 1, 2008, Clover appointed Manager as the successor investment adviser and Manager to each of the Clover Funds. The former equity business of Clover is now being operated as Federated Clover Investment Advisors, a division of Federated Global Investment Management Corp.  Clover received an initial purchase payment and could receive future additional contingent payments based on asset growth and fund performance.

&lt/R&gt

COMPARATIVE INFORMATION ON PARTICIPANT RIGHTS

&ltR&gt

General
The Federated Funds are an open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. The Federated Funds are series of Federated Equity Funds, (the “Federated Trust”), a business trusts formed pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts.

The Clover Funds are common funds established to serve as a pooled equity investment vehicles for “accredited investors” (as the term is defined in Rule 501 of the Securities Act of 1933). The Clover Funds are Delaware limited liability companies which were formed on April 17, 2002.

Shares of the Federated Funds and the Clover Funds
The Federated Funds are authorized to issue an unlimited number of shares of beneficial interest, without a par value. The Board of Federated Equity Funds has established three classes of shares of the Federated Small  Fund and the Federated Mid Value Fund known as Class A Shares, Class C Shares and Institutional Shares, and five classes of shares for Federated Value Fund know as Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares.

Participation in the Clover Funds is limited to accredited investors. LLC Interests are distributed directly by the Fund and may be purchased as of the first day of any month by contacting the Manager at least 5 business days prior to such date.

Voting Rights
The Federated Funds are not required to hold annual meetings of shareholder except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. The Federated Funds provide that a meeting of shareholders may be called for any permissible purpose upon the written request of the shareholder of at least 10% of the outstanding shares of the series or class of the Federated Equity Funds entitled to vote. Each share of the Federated Funds give the participant one vote in trustee elections and other matters submitted to participants for vote, and each fractional share shall be entitled to a proportionate fractional vote. All shares of each portfolio or class in the Federated Funds have equal voting rights with other portfolios or classes within the business trust of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

The Clover Funds are not required to hold annual meeting of participants. Meetings of the participants may be called by the Manager. The act of the participants holding a majority of all outstanding LLC Interests present at a meeting at which a quorum is present shall be the act of the participants, unless the act of a greater number is required by the Delaware Limited Liability Act, the Limited Liability Agreement or the Certificate of Formation.  No authorization or action taken with respect to the amendment of the Certificate of Formation or the Limited Liability Agreement, that would have the effect of changing the Clover Fund’s classification for federal tax purposes shall be effective or binding on the Clover Funds unless specifically approved by the vote or written consent of the participants holding two-thirds or more of the outstanding LLC Interests of the Clover Funds.

Trustees of the Federated Funds
•
The Declaration of Trust of Federated Equity Funds provides that the term of office of each Trustee shall be for the lifetime of Federated Equity Funds or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity.

•
A Trustee of Federated Equity Funds may also be removed by: (i) written instrument signed by at least two-thirds of the Federated Trustees, (ii) a majority vote of the Federated Trustees if the Federated Trustee has become mentally or physically incapacitated, or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders.

•
A vacancy on the Board of the Federated Equity Funds may be filled by the Federated Trustees remaining in office if immediately after filing any such vacancy at least two thirds of the Trustees then holding office shall have been elected to such office by shareholders. A meeting of shareholders of Federated Equity Funds will be required for the purpose of electing additional Federated Trustees whenever fewer than a majority of the Federated Trustees then in office were elected by shareholders.

Manager of the Clover Funds
•
The management of the Clover Funds shall be vested exclusively in the Manager.  The participants shall have no part in the management of the Clover Funds and shall have no authority or right to act on behalf of the Clover Funds in connection with any matter. The Manager shall have complete discretion, power and authority in the management and control of the business of the Clover Funds, shall make all decisions affecting the business of the Clover Funds and shall manage and control the affairs of the Clover Funds in order to carry out the business and purposes of the Clover Funds.

•
The Manager may resign at any time by giving written notice to the participants. Such resignation shall take effect at the time specified therein, or if no time is specified, then at the end of the Taxable Year in which such resignation occurs. Unless the Manger appoints a successor Manager, the Clover Funds shall be dissolved as of the effective date of the Manager’s resignation. The manager may not be removed, at any time, by the participants of the Clover Funds.

Liability of Trustees of the Federated Funds
Under the Declarations of Trust of the Federated Equity Funds, a Federated Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the Federated Equity Funds further provide that Federated Trustees and officers will be indemnified by Federated Equity Funds to the fullest extent permitted by law against liability and against all expenses of litigation unless the person’s conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Liability of the Manager of the Clover Funds
The Manager of the Clover Funds is not liable for any debts, obligations or liabilities of the Clover Funds, whether arising in tort, contract or otherwise, solely by reason of being such Manager or acting (or omitting to act) in such capacities or participating (as an employee, consultant, contractor or otherwise) in the conduct of the business of the Clover Funds.

Shareholder Liability – Federated Funds
Under the Federated Equity Funds’ Declaration of Trust, no shareholder or former shareholder of the Federated Trust or any Series or Class shall be liable solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against or with respect to the Federated Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Federated Trust or such Series or Class, and the Federated Trust or such Series or Class shall be solely liable therefore and resort shall be had solely to the property of the relevant Series or Class of the Federated Trust for the payment or performance thereof. Each shareholder or former shareholder of the Federated Trust or any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the indemnification provisions of the Declaration of Trust, such shareholder or former shareholder of the Federated Trust or such Series or Class shall be held to be personally liable. Such indemnification shall come exclusively from the assets of the Federated Trust or relevant Series or Class. The Federated Trust shall, upon request by a shareholder or former shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Federated Trust or any Series or Class and satisfy any judgment thereon.

Participant Liability – Clover Funds
The participants of the Clover Fund are not liable for any debts, obligations or liabilities of the Clover Funds, whether arising in tort, contract or otherwise, solely by reason of being such participant or acting (or omitting to act) in such capacities or participating (as an employee, consultant, contractor or otherwise) in the conduct of the business of the Clover Funds.

Termination
In the event of the termination of Federated Equity Funds or any portfolio or class of the Federated Equity Funds, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by the Federated Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

The Clover Funds shall be dissolved only upon the vote to dissolve the Clover Funds of the Manger, or the effective date of the resignation of the Manager (unless the Manager appoints a successor Manger). Upon the dissolution of the Clover Funds the liquidator shall immediately commence to wind up the Clover Fund’s affairs and liquidate the Clover Fund’s assets. The participants shall continue to share in distributions and net profits or net losses during the period of liquidation in the same proportions as before the dissolution. The property and proceeds from liquidation of the Clover Funds assets shall be applies as follows: (a) first, to the payment of creditors of the Clover Funds, including participants who are creditors, to the extent permitted by law; (b) to pay the expenses of winding up the Clover Funds; (c) to establish any reserves deemed necessary by the liquidator for the payment of any contingent or unforeseen liabilities or obligations of the Clover Funds and, at the expiration of such periods as the Manager deems advisable; and (d) to the Members in accordance with their positive Capital Account balances.
&lt/R&gt

INFORMATION ABOUT THE CLOVER FUNDS AND THE FEDERATED FUNDS

WHERE TO FIND ADDITIONAL INFORMATION

&ltR&gt

Information about each of the Federated Funds is included in its respective Prospectus dated January 21, 2009, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in their Statement of Additional Information dated January 21, 2009, which is incorporated herein by reference.  Copies of the Statement of Additional Information of the Federated Funds, the Prospectus and the Statement of Additional Information relating to this Prospectus/Proxy Statement dated January 21, 2009, all of which have been filed with the SEC, may be obtained without charge by contacting either the Federated Trusts at 1-800-341-7400 or by writing to Federated Investors Funds,  4000 Ericsson Drive, Warrendale, PA 15086-756.

The Federated Trust and Federated Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC.  Reports, proxy and information statements, and other information filed by the Federated Trust, on behalf of the Federated Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

Since the Clover Funds are not registered mutual funds they are not subject to the same information requirements as the Federated Funds.
&lt/R&gt

LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund participants. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on participant trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund participants or to the funds’ board; and that Federated Participant Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated’s website at FederatedInvestors.com.

Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Federated funds retained the law firm of Dickstein Shapiro LLP to represent the Federated funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Federated funds, and their respective counsel, have been defending this litigation, and none of the Federated funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

&ltR&gt

Proxies are being solicited by the Manager of the Clover Funds.  The proxies will be voted at the special meeting of participants of the Clover Funds to be held on March 11, 2009, at 400 Meridian Centre, Suite 200, Rochester, NY 14618, at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Federated Adviser or its affiliates.  In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Manager or its affiliates, the Federated Adviser or its affiliates, or, if necessary, a communications firm retained for this purpose.  Such solicitations may be by telephone, through the Internet or otherwise.  Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying participant information, recording the participant’s instructions, and confirming to the participant after the fact.  The Federated Adviser or Manager may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Manager knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about February 2, 2009, to participants of record at the close of business on January 21, 2009 (the “Record Date”).

If participants of a Clover Fund fail to approve an Asset Transfer, such Clover Fund will not be reorganized and the Manager will consider other alternatives for the Clover Fund. The Asset Transfer of one Clover Fund is not contingent upon the Asset Transfer of another Clover Fund.

The principal executive office for the Clover Funds is located at 400 Meridian Centre Suite 200, Rochester, NY 14618 and the Managers toll-free telephone number is 1-800-343-7151.  The principal executive office of the Federated Funds is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561 , and the Federated Trusts’ toll-free telephone number is 1-800-341-7400.

&lt/R&gt

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

Only participants of record on the Record Date will be entitled to vote at the Special Meeting.  Participants holding two-thirds or more of the outstanding LLC Interests of the Clover Funds shall be binding.

Any action required to be taken at a meeting of the participants or any other action which may be taken at a meeting of the participants may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by participants having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all of the participants were present and voting. Each participant is entitled to vote at a meeting of participants or to express consent or dissent to action in writing without a meeting may authorize another person or persons to act for him by proxy. Such proxy shall be delivered to the principal offices of the Clover Fund or the meeting prior to the taking of any action based in whole or in part upon the authorization of such proxy, but no proxy shall be valid after 11 months from the date of its execution, unless otherwise provided in the proxy.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.  A participant vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

OUTSTANDING INTERESTS IN THE FUNDS

&ltR&gt

As of the January 21, 2009, the Clover Funds had the following numbers of outstanding LLC interests:

Name of Fund	LLC Interests
Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC	3,991,660.05
Clover Capital Mid Cap Value Equity Common Fund, LLC	940,391.95
Clover Capital Multi Cap Value Equity Common Fund, LLC	6,008,668.11

Each participation interest is entitled to one vote and fractional shares have proportionate voting rights.

Federated Global Investment Management Corp., own less than 1% of each class of the Clover Fund’s outstanding interest.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the participation interest of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, then outstanding: David Gosling IRA Rollover, Canandaigua, NY, owned approximately 25,418 Shares (6.4%); John Wehle Charitable Trust FBO, Rochester, NY, owned approximately 28,704 Shares, (7.2%), C. Jackson, Pittsford, NY, owned approximately 30,324 Shares (7.6%), John Wehle Sr. Foundation, Inc., Rochester, NY, owned approximately 55,296 Shares (13.9%), Lourdes Hospital Foundation, Inc., Binghamton, NY, owned approximately 77,621 Shares (19.5%) and J. Clayton, Carmel, IN, owned approximately 104,809 Shares (26.3%).

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the participation interest of Clover Capital Mid Cap Value Equity Common Fund, LLC, then outstanding: J. Parker, Rochester, NY, owned approximately 6,086 Shares (6.5%), J. Rauh, Cincinnati, Ohio, owned approximately 10,363 Shares (11.0%), S. Merrill, Pittsford, NY, owned approximately 10,997 Shares (11.7%), D. & S. Zrebiec, Fairport, NY, owned approximately 11,116 Shares (11.8%), R. Marber IRA Rollover, Jericho, NY, owned approximately 11,355 Shares (12.1%), J. Noonan, Rochester, NY, owned approximately 15,323 Shares (16.3%) and R. Markus, Pittsford, NY, owned approximately 24,982 (26.6%).

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the participation interest of Clover Capital Multi Cap Value Equity Common Fund, LLC, then outstanding:  John Wehle Charitable Trust FBO, Rochester, NY, owned approximately 29,974 Shares (5.8%) and John Wehle Sr. Foundation, Inc., Rochester, NY, owned approximately 58,669 Shares (9.7%).

Since the Federated Funds are newly formed portfolios, at the close of business on the Record Date, there were no assets held in the Federated Funds other than any seed capital required to start the operations of the Federated Funds.

Interests of Certain Persons

The Federated Funds are managed by the Federated Adviser, Federated Global Investment Management Corp. The Federated Adviser is a subsidiary of Federated Investors, Inc.  All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.  John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trusts. OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Clover Funds are not required, and do not intend, to hold regular annual meetings of participants.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of participants arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Clover Funds.

PARTICIPANTS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Manager,

G. Andrew Bonnewel
Secretary
January 21, 2009

&lt/R&gt

Exhibit A-1

&ltR&gt

FORM OF AGREEMENT AND PLAN OF ASSET TRANSFER

This AGREEMENT AND PLAN OF ASSET TRANSFER, dated as of ______, 2009, (the "Agreement") is made between Clover Capital Enhanced Small Value Equity Common Fund, LLC (the "Reorganizing Fund"), with its principal place of business located at 400 Meridian Centre, Suite 200, Rochester, NY 14618 and Federated Equity Funds, a Massachusetts business trust (the "Federated Trust"), with its principal place of business located at 4000 Ericsson Drive, Warrendale, PA 15086-7561, on behalf of its portfolio, Federated Clover Small Value Fund (the "Surviving Fund").

This Agreement is intended to be, and is adopted as, a plan of asset transfer within the meaning of Section 351 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The asset transfer will consist of (i) the transfer of all of the assets of the Reorganizing Fund in exchange for Institutional Shares, no par value per share, of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of Institutional Shares of the Surviving Fund to the holders of Shares of the Reorganized Fund; and (iii) the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Asset Transfer”).  The Surviving Fund will not acquire any of the liabilities of the Reorganizing Fund.

WHEREAS, the Reorganizing Fund is a limited liability company of which Federated Global Investment Management Corp (the “Manager”) serves as the sole Manager and the Surviving Fund is a series of the Federated Trust. The Federated Trust is an open-end, registered management investment company and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund is authorized to issue its shares of beneficial interests and the Reorganizing Fund is authorized to issue its participation interests (such participation interests may referred to as “shares” in this Agreement); and

WHEREAS, the Manager and the Board of Trustees of the Federated Trust have determined that it is in the best interests of the Reorganizing Fund and the Federated Trust, respectively, that the assets of the Reorganizing Fund be acquired by the Surviving Fund pursuant to this Agreement.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION OF THE REORGANIZING FUND

1.1 THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Surviving Fund.  In exchange, the Surviving Fund agrees:  (i) to deliver to the Reorganizing Fund the number of full and fractional Surviving Fund Institutional Shares, determined by dividing (x) the assets of the Reorganizing Fund by (y) the net asset value per share of the Institutional Class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of the shares of the Reorganizing Fund will receive Institutional Shares of the Surviving Fund.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED.  The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing  Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund. The assets acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, and shall be excluded from the Valuation of Assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements.  The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED.  The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its participants of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders.  All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund.  The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer.  After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY.  Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION.  The Reorganizing Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS.  All books and records of the Reorganizing Fund, including all books and records required to be maintained  shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS.  The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES.  The net asset value of the Shares of the Surviving Fund Shares shall be the net asset value per share of Surviving Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED.  The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets, shall be determined by (x) dividing the aggregate value of the total assets of the Reorganizing Fund (as determined in paragraph 1.2) by the net asset value per share of the Institutional Share Class of the Surviving Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE.  The closing shall occur on or about March 13, 2009, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND.  The Reorganizing Fund, represents and warrants to the Federated Trust, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, Delaware limited liability company validly existing, and in good standing under the laws of the state of Delaware.

b)
The Reorganizing Fund is not, and the execution, delivery, and performance of this Agreement (subject to participant approval) will not, result in the violation of any provision of the Limited Liability Company Agreement or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which it is bound.

c)
The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

d)
Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement.  The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

e)
The audited financial statements of the Reorganizing Fund as of ________, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

f)
Since the date of the financial statements referred to in paragraph (e) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this paragraph h, a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

g)
As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value of shares during the twelve-month period preceding the date hereof and preceding the Closing Date.

h)
The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the participants of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Manager. The LLC interest transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the shares of the Reorganizing Fund.

i)
All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)
All issued and outstanding LLC interests of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding LLC Interests of the Reorganizing Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund LLC interests, and has no outstanding securities convertible into any of the Reorganizing Fund LLC interests.

k)
At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.

l)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund.  Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(a) The information to be furnished by the Reorganizing Fund or use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(b) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

m)
No governmental consents, approvals, authorizations  for the execution of this Agreement by the Manager, for itself and on behalf of the Reorganizing Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the participants of the Reorganizing Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE SURVIVING FUND.  The Federated Trust, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund, as follows:

a)	The Surviving Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b)
The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Securities and Exchange Commission (“Commission”) as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Surviving Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.

e)
Except as otherwise disclosed in writing to and accepted by the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement.  The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)
All federal and other tax returns and reports of the Surviving Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

g)
All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund.  The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund S hares.

h)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

i)
Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

j)
The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

k)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

l)
The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

(a)
No governmental consents, approvals, authorizations or filings are required under the1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreementby the Federated Trust, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Surviving Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(b) The Surviving Fund agrees to use all reasonable efforts to obtain the approvals andauthorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securitieslaws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE.  The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS.  The Reorganizing Fund will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION.  The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION.  The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5 FURTHER ACTION.  Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to participants of the Reorganizing Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Federated Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

7.2 The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Limited Liability Company Agreement and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP to the effect that for federal income tax purposes:

a)
The transfer of all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares will be treated as a tax deferred transaction pursuant to Section 351 of the Code.

b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.

c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares.

d)
The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization, except that if the aggregate tax basis of the assets transferred exceeds the fair market value of those assets, then the tax basis to the Surviving Fund will be equal to the fair market value of those assets immediately after the Asset Transfer.  The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1 All fees and expenses associated with the Surviving Fund’s and Reorganizing Fund’s participation in the Reorganization contemplated in this Agreement will be paid by Federated Global Investment Management Corp. and/or their affiliates, as agreed separately among them; provided, however, that Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by Federated Global Investment Management Corp. and/or their affiliates would result in disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Surviving Fund, and the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Manager.  In addition, either the Federated Trust or the Manager may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)
a determination by the Federated Trust’s  Board of Trustees or Manager as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Manager or the Federated Trust, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Reorganizing Fund, the Federated Trust, the Manager, or their respective Trustees or officers, to the other party or its Trustees or officers.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Manager and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Surviving Fund, as provided in the Declaration of Trust of the Federated Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Surviving Fund and signed by authorized officers of the Federated Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Surviving Fund as provided in the Federated Trust’s Declaration of Trust.

13.6 It is expressly agreed that the obligations of the Reorganizing Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the Trust property of the Reorganizing Fund, as provided in the Declaration of Trust of the Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Reorganizing Fund and signed by authorized officers of the Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Reorganizing Fund as provided in the Trust’s Declaration of Trust.

13.7 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC
By Federated Global Investment Management Corp as attorneys in fact

Federated Equity Funds
on behalf of its portfolio,
Federated Clover Small Value Fund

______________________, Secretary

&lt/R&gt

Exhibit A-2
&ltR&gt

FORM OF AGREEMENT AND PLAN OF ASSET TRANSFER

This AGREEMENT AND PLAN OF ASSET TRANSFER, dated as of ______, 2009, (the "Agreement") is made between Clover Capital Mid Cap Value Equity Common Fund, LLC (the "Reorganizing Fund"), , with its principal place of business located at 400 Meridian Centre, Suite 200, Rochester, NY 14618 and Federated Equity Funds a Massachusetts business trust (the "Federated Trust"), with its principal place of business located at 4000 Ericsson Drive, Warrendale, PA 15086-7561, on behalf of its newly-organized portfolio, Federated Clover Mid Value Fund (the "Surviving Fund").

RECITALS

WHEREAS, the parties desire to enter into a plan of exchange which would constitute an asset transfer within the meaning of Section 351 of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder.  The asset transfer will consist of: (i) the transfer of all of the assets of the Reorganizing Fund in exchange for the full and fractional Institutional Shares of the Surviving Fund (“Surviving Fund Shares”), and (ii) the distribution by the Reorganizing Fund of the Surviving Fund Shares to the holders of the shares of the Reorganizing Fund, which are full and fractional participation interests of the Reorganizing Fund, (the “Reorganizing Fund Shares”) and the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement. The Surviving Fund will not acquire any of the liabilities of the Reorganizing Fund;

WHEREAS, the Reorganizing Fund is a limited liability company of which  Federated Global Investment Management Corp (the “Manager”)  serves as the sole Manager and the Surviving Fund is a series of Federated Trust. The Federated Trust is an open-end, registered management investment company and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund is  authorized to issue its shares of beneficial interest and the Reorganizing Fund is authorized to issue its participation interests ; and

WHEREAS, the Manager and the Board of Trustees of the Federated Trust have determined that it is in the best interests of the Reorganizing Fund and the Federated Trust, respectively, that the assets of the Reorganizing Fund be acquired by the Surviving Fund pursuant to this Agreement.

AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Plan of Exchange.

(a)           Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein:

(i)           The Reorganizing Fund shall assign, transfer and convey its assets, including all securities, cash, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Exchange Date (as hereinafter defined below), to the Surviving Fund; and

(ii)           The Surviving Fund shall acquire all of the assets of the Reorganizing Fund in exchange for Surviving Fund Shares to be issued by the Surviving Fund, having an aggregate number equal to the number of Reorganizing Fund Shares then outstanding, and having an aggregate net asset value equal to the total net assets of the Reorganizing Fund.

(b)           The value of the assets of the Reorganizing Fund and the net asset value per share of the Surviving Fund Shares shall be computed as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Surviving Fund's assets set forth in the Surviving Fund's organizational documents and the then-current prospectus and statement of additional information for the Surviving Fund that forms a part of the Surviving Fund's Registration Statement on Form N-1A as amended and adopted by the Surviving Fund (the "Registration Statement") (which are the same procedures used by the Reorganizing Fund).  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Reorganizing Fund and the Surviving Fund.

(c)           The Surviving Fund will not issue certificates representing Surviving Fund Shares in connection with the Reorganization.  In lieu of delivering certificates for the Surviving Fund Shares, the Federated Trust shall credit the Surviving Fund Shares to the Reorganizing Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Reorganizing Fund.  The Federated Trust shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Surviving Fund.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.

(d)           When the Surviving Fund Shares are distributed pursuant to Sections 1(a)-(c), all outstanding Reorganizing Fund Shares, including any represented by certificates, shall be canceled on the Reorganizing Fund's share transfer books.  No redemption or repurchase of Surviving Fund Shares credited to a shareholder's account in respect of Reorganizing Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

(e)           Delivery of the assets of the Reorganizing Fund to be transferred shall be made on the Exchange Date (as hereinafter defined).  Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the "Custodian"), for the account of the Federated Trust and the Surviving Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Surviving Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Surviving Fund.

(f)           The Reorganizing Fund will pay or cause to be paid to the Surviving Fund any interest received on or after the Exchange Date with respect to assets transferred from the Reorganizing Fund to the Surviving Fund hereunder and to the Surviving Fund and any distributions, rights or other assets received by the Reorganizing Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Reorganizing Fund to the Surviving Fund hereunder.  All such assets shall be deemed included in assets transferred to the Surviving Fund on the Exchange Date and shall not be separately valued.

(g)           The transactions contemplated by this Agreement shall be consummated (the “Closing”) and shall occur on the Exchange Date.  The Exchange Date shall be March 13, 2009, or such earlier or later date as may be mutually agreed upon by the parties.  All acts taking place in connection with the Closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Exchange Date unless otherwise provided herein.  The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as may be mutually agreed upon by the parties.

(h)           On or as soon as practicable after the Exchange Date:

(i)           The Reorganizing Fund shall distribute in complete liquidation of the Reorganizing Fund all of the Surviving Fund Shares received by the Reorganizing Fund among the holders of the Reorganizing Fund Shares determined as of the close of business on the Exchange Date (the “Reorganizing Fund Shareholders”) in numbers equal to the number of Reorganizing Fund Shares that each such Reorganizing Fund Shareholder holds in the Reorganizing Fund; and

(ii)           The Reorganizing Fund shall take all other steps necessary to effect its dissolution and termination.

The Reorganizing Fund shall be terminated promptly following the Exchange Date and the making of all distributions as contemplated in this Section 1.  After the Exchange Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

(i)           Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Surviving Fund Shares on the books of the Federated Trust and Surviving Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

(j)           Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the e Reorganizing Fund.

(k)           The Reorganizing Fund has provided the Federated Trust and Surviving Fund with the Reorganizing Fund’s most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets and liabilities as of the date of such statements.  The Reorganizing Fund, hereby represents that as of the date of the execution of this Agreement, there have been no changes in the Reorganizing Fund’s financial position as reflected in such financial statements other than those occurring in the ordinary course in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

(l)           All books and records of the Reorganizing Fund, shall be available to the Federated Trust and Surviving Fund from and after the Exchange Date and shall be turned over to the Federated Trust and Surviving Fund on or as soon as practicable following the Exchange Date.

(m)           In the event that on the scheduled Exchange Date, either (i) the NYSE or another primary exchange on which the portfolio securities of the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted, or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Reorganizing Fund is impracticable, the Exchange Date shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) when trading is fully resumed and reporting is restored.

2.           The Reorganizing Fund’s Representations and Warranties.  The  Reorganizing Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Surviving Fund as follows:

(a)           The Reorganizing Fund is a Delaware limited liability company organized under the laws of the state of Delaware duly organized, validly existing and in good standing under the laws of Delaware; the  Reorganizing Fund has the power to own all of its properties and assets and, subject to the approval of the Reorganizing Fund Shareholders as contemplated hereby, to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Reorganizing Fund enforceable against the Reorganizing Fund in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Reorganizing Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement (subject to Reorganizing Fund Shareholder approval) does not constitute and will not result in a, violation of any provision of the Limited Liability Company Agreement or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the  Reorganizing Fund is a party or by which the  Reorganizing Fund is bound.

(d)           Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, investigation or other proceeding of or before any court or governmental body is presently pending or, to the Reorganizing Fund’s knowledge, threatened against the Reorganizing Fund, or any of the Reorganizing Fund’s properties or assets. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the  Reorganizing Fund’s business or the  Reorganizing Fund’s ability to consummate the transactions contemplated herein.

(e)           Except as shown on the audited financial statements of the Reorganizing Fund dated ______, and as incurred in the ordinary course of the Reorganizing Fund's business since then, the Reorganizing Fund has no liabilities of a material amount, contingent or otherwise.  The audited financial statements of the Reorganizing Fund as of _______, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust and the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(f)           Since the date of the audited financial statements referred to in Section 2(e) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this Section 2(f), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

(g)           On the Exchange Date, the Reorganizing Fund will have full right, power and authority to sell, assign, transfer and deliver the Reorganizing Fund's assets to be transferred by it hereunder.

(h)           At the Exchange Date, all Federal and other tax returns and reports of the Reorganizing Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Reorganizing Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i)           As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Exchange Date,

(j)           The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the participants of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Manager. The LLC interest transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Exchange Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Exchange Date, as applicable, in the shares of the Reorganizing Fund.

(k)           The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required by law.

(l)           All issued and outstanding LLC interests of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding LLC interests of the Reorganizing Fund will, at the time of the Exchange Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund LLC interests, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

(m)           At the Valuation Time, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to Section 1, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of State of Delaware the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act.

(n)           The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(o)           From the effective date of the proxy/registration statement to be filed in connection with the transactions contemplated herein (“Registration Statement”), through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Reorganizing Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

3.           The Federated Trust's Representations and Warranties.  The Federated Trust, on behalf of the Surviving Fund, represents and warrants to and agrees with the Reorganizing Fund, as follows:

(a)           The Federated Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts; the Surviving Fund is a duly organized portfolio of the Federated Trust; and the Federated Trust and Surviving Fund has the power to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable against the Federated Trust in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, as applied to a newly created portfolio of a series management investment company, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Federated Trust nor the Surviving Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement does not constitute and will not result in a, violation of any provision of the Federated Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Federated Trust or the Surviving Fund is a party or by which the Federated Trust or the Surviving Fund is bound.

(f)           The Surviving Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no investigations, or legal, administrative or other proceedings, pending or, to the Federated Trust's or the Surviving Fund’s knowledge, threatened against the Surviving Fund.  Other than organizational activities, the Surviving Fund has not engaged in any business activities.

(g)           At the Exchange Date, the Surviving Fund Shares to be issued to the Reorganizing Fund (the only Surviving Fund Shares to be issued as of the Exchange Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust.  No Federated Trust or Surviving Reorganizing Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

(h)           The information to be furnished by the Federated Trust or the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(i)           From the effective date of the Registration Statement, through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Federated Trust or the Surviving Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(j)           The Surviving Fund intends to qualify and elect to be treated as a registered investment company  under the Code.

(k)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Surviving Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

4.           Certain Covenants.

(a)           The Reorganizing Fund will, operate the Reorganizing Fund’s business in the ordinary course between the date of this Agreement and the Exchange Date, it being understood that such ordinary course of business will include customary distributions and issuance of LLC interests and redemptions.

(b)           The Reorganizing Fund will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

(c)            The  Reorganizing Fund, covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the asset transfer transactions contemplated by, and in accordance with the terms of, this Agreement.

(d)           The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

(e)           Subject to the provisions of this Agreement, the Federated Trust, on behalf of the Surviving Fund, and the Reorganizing Fund, will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Exchange Date.

(f)           The Federated Trust will prepare and file with the U.S. Securities and Exchange Commission (the “Commission”) the Registration Statement on Form N-14 relating to the Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders.  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14, for inclusion therein, in connection with the meeting of the Reorganizing Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.           The Federated Trust's Conditions Precedent.  The obligations of the Federated Trust hereunder shall be subject, at its election, to the following conditions:

(a)           The Reorganizing Fund shall have furnished to the Federated Trust a statement of the Reorganizing Fund's assets, including a list of securities owned by the Reorganizing Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

(b)           As of the Exchange Date, all representations and warranties of the Reorganizing Fund, made in this Agreement shall be true and correct as if made at and as of such date, the Reorganizing Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(c)           The Reorganizing Fund also shall have delivered (or caused to be delivered) to the Surviving Fund, as required by the Surviving Fund or its counsel, the following documents in the name of the Reorganizing Fund by the Manager or by its officers, counsel or service providers (as applicable):  A bill of sale and assignment, treasurer’s certificate, chief financial officer certificate, statements of earnings and profits, statements of assets and liabilities, custodian certificates, secretary’s or assistant secretary’s certificate, copies of custodian instructions, custodian acknowledgements of transfer or certificates, an opinion of counsel to the Reorganizing Fund addressed to the Federated Trust and Surviving Fund in form and substance reasonably acceptable to the Surviving Fund (covering such matters as may be reasonably requested by the Surviving Fund and its counsel), tax representation certificates, and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the asset transfer and exchange transactions under this Agreement.

6.           The Reorganizing Fund’s Conditions Precedent.  The obligations of the Reorganizing Fund shall be subject, at its election, to the condition that as of the Exchange Date all representations and warranties of the Federated Trust on behalf of the Surviving Fund made in this Agreement shall be true and correct as if made at and as of such date, and that each of the Federated Trust and the Surviving Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.  The Federated Trust and Surviving Fund also shall have delivered (or caused to be delivered) to the Reorganizing Fund, as required by the Reorganizing Fund or its counsel, the following documents in the name of the Surviving Fund by the Federated Trust or by its officers, counsel or service providers (as applicable):  secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Surviving Fund addressed to the Manager and Reorganizing Fund in form and substance reasonably acceptable to the Reorganizing Fund (covering such matters as may be reasonably requested by the Reorganizing Fund and its counsel), and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the asset transfer and exchange transactions under this Agreement.

7.           The Federated Trust's and the Reorganizing Fund’s Conditions Precedent.  The obligations of both the Federated Trust and the Reorganizing Fund hereunder shall be subject to the following conditions:

(a)           The post-effective amendment to the Federated Trust's Registration Statement on Form N-1A relating to the Surviving Fund under the 1933 Act, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective.

(b)           This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the Reorganizing Fund participants in accordance with applicable law and the provisions of the Limited Liability Company Agreement.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Manager, on behalf of the Reorganizing Fund, nor the Federated Trust, on behalf of Surviving Fund, may waive the conditions set forth in Sections 7(a) and (b).

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           The Registration Statement on Form N-14 shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

(f)           The parties shall have received an opinion of Reed Smith LLP to the effect that for federal income tax purposes:

(i)           The transfer of all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares will be treated as a tax deferred transaction pursuant to Section 351 of the Code;

(ii)           No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares;

(iii)           No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares;

(iv)           The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization, except that if the aggregate tax basis of the assets transferred exceeds the fair market value of those assets, then the tax basis to the Surviving Fund will be equal to the fair market value of those assets immediately after the Asset Transfer. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 7(f).

8.           Expenses.  The Surviving Fund, the Reorganizing Fund, the Federated Trust and the Manager will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Surviving Fund may incur registration fees, on an as incurred basis.

9           Termination of Agreement.

(a)           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Manager or the Board of Trustees of the Federated Trust at any time prior to the Exchange Date (and notwithstanding any vote of the Reorganizing Fund participants) if circumstances should develop that, in the opinion of either the Manager or the Board of Trustees of the Federated Trust, make proceeding with this Agreement inadvisable.

(b)           In addition, either the Federated Trust or the Manager may at its option terminate this Agreement at or before the Valuation Time due to:
(i)           a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

(ii)           a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(iii)           a determination by the Manager or the Federated Trust’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Manager or the Federated Trust, respectively, and notice given to the other party hereto.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability for damages (in the absence of willful default) on the part of any party hereto or the Trustees, officers or shareholders of the Federated Trust or the Directors, officers or shareholders of Manager in respect of this Agreement.

10.           Waiver and Amendments.  At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of the Federated Trust, and any of the conditions set forth in Section 5 may be waived by the  Reorganizing Fund, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Reorganizing Fund or the shareholders of the Surviving Fund, as the case may be.  Any time prior to the Exchange Date, unless provided otherwise in Section 6, any of the conditions in Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund participants.  In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Reorganizing Fund and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Reorganizing Fund participants.

11.           No Survival of Representations.  None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

12.           Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

13.           Capacity of Trustees, Etc.

(a)           The names "Federated Equity Funds" and "Board of Trustees of the Federated Equity Funds" refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Federated Trust.  The obligations of the Federated Trust entered into in the name or on behalf of the Surviving Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Surviving Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

(b)           Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Surviving Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

14.           Miscellaneous.

(a)           The Federated Trust, on behalf of the Surviving Fund, and the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

(b)           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this Section 14(b), no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or manager, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

(c)           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(d)           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Signature Page Follows]

IN WITNESS WHEREOF, Reorganizing Fund and the Federated Trust have caused this Agreement and Plan of Asset Transfer to be executed as of the date above first written.

Clover Capital Mid Cap Value Equity Common Fund, LLC
By Federated Global Investment Management Corp. as attorneys in fact

By:
Title:

Federated Equity Funds,
on behalf of its portfolio, Federated Clover Mid Value Fund

By:
Title:
&lt/R&gt

Exhibit A-3
&ltR&gt

FORM OF AGREEMENT AND PLAN OF ASSET TRANSFER

This AGREEMENT AND PLAN OF ASSET TRANSFER, dated as of ______, 2009, (the "Agreement") is made between Clover Capital Multi Cap Value Equity Common Fund, LLC, (the "Reorganizing Fund"), with its principal place of business located at 400 Meridian Centre, Suite 200, Rochester, NY 14618 and Federated Equity Funds a Massachusetts business trust (the "Federated Trust"), with its principal place of business located at 4000 Ericsson Drive, Warrendale, PA 15086-7561, on behalf of its newly-organized portfolio, Federated Clover Value Fund (the "Surviving Fund").

RECITALS

WHEREAS, the parties desire to enter into a plan of exchange which would constitute an asset transfer within the meaning of Section 351 of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder.  The asset transfer will consist of: (i) the transfer of all of the assets of the Reorganizing Fund in exchange for the full and fractional Institutional Shares of the Surviving Fund (“Surviving Fund Shares”), and (ii) the distribution by the Reorganizing Fund of the Surviving Fund Shares to the holders of the shares of the Reorganizing Fund, which are full and fractional participation interests of the Reorganizing Fund, (the “Reorganizing Fund Shares”) and the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement. The Surviving Fund will not acquire any of the liabilities of the Reorganizing Fund;

WHEREAS, the Reorganizing Fund is a limited liability company of which Federated Global Investment Management Corp (the “Manager”) serves as the sole Manager and the Surviving Fund is a series of Federated Trust. The Federated Trust is an open-end, registered management investment company and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund is authorized to issue its shares of beneficial interest and the Reorganizing Fund is authorized to issue its participation interests; and

WHEREAS, the Manager and the Board of Trustees of the Federated Trust have determined that it is in the best interests of the Reorganizing Fund and the Federated Trust, respectively, that the assets of the Reorganizing Fund be acquired by the Surviving Fund pursuant to this Agreement.

AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Plan of Exchange.

(a)           Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein:

(i)           The Reorganizing Fund shall assign, transfer and convey its assets, including all securities, cash, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Exchange Date (as hereinafter defined below), to the Surviving Fund; and

(ii)           The Surviving Fund shall acquire all of the assets of the Reorganizing Fund in exchange for Surviving Fund Shares to be issued by the Surviving Fund, having an aggregate number equal to the number of Reorganizing Fund Shares then outstanding, and having an aggregate net asset value equal to the total net assets of the Reorganizing Fund.

(b)           The value of the assets of the Reorganizing Fund and the net asset value per share of the Surviving Fund Shares shall be computed as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Surviving Fund's assets set forth in the Surviving Fund's organizational documents and the then-current prospectus and statement of additional information for the Surviving Fund that forms a part of the Surviving Fund's Registration Statement on Form N-1A as amended and adopted by the Surviving Fund (the "Registration Statement") (which are the same procedures used by the Reorganizing Fund).  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Reorganizing Fund and the Surviving Fund.

(c)           The Surviving Fund will not issue certificates representing Surviving Fund Shares in connection with the Reorganization.  In lieu of delivering certificates for the Surviving Fund Shares, the Federated Trust shall credit the Surviving Fund Shares to the Reorganizing Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Reorganizing Fund.  The Federated Trust shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Surviving Fund.  Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent.

(d)           When the Surviving Fund Shares are distributed pursuant to Sections 1(a)-(c), all outstanding Reorganizing Fund Shares, including any represented by certificates, shall be canceled on the Reorganizing Fund's share transfer books.  No redemption or repurchase of Surviving Fund Shares credited to a shareholder's account in respect of Reorganizing Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

(e)           Delivery of the assets of the Reorganizing Fund to be transferred shall be made on the Exchange Date (as hereinafter defined).  Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the "Custodian"), for the account of the Federated Trust and the Surviving Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Surviving Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Surviving Fund.

(f)           The Reorganizing Fund will pay or cause to be paid to the Surviving Fund any interest received on or after the Exchange Date with respect to assets transferred from the Reorganizing Fund to the Surviving Fund hereunder and to the Surviving Fund and any distributions, rights or other assets received by the Reorganizing Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Reorganizing Fund to the Surviving Fund hereunder.  All such assets shall be deemed included in assets transferred to the Surviving Fund on the Exchange Date and shall not be separately valued.

(g)           The transactions contemplated by this Agreement shall be consummated (the “Closing”) and shall occur on the Exchange Date.  The Exchange Date shall be March 13, 2009, or such earlier or later date as may be mutually agreed upon by the parties.  All acts taking place in connection with the Closing shall be deemed to take place at 4:00 p.m., Eastern Time, on the Exchange Date unless otherwise provided herein.  The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as may be mutually agreed upon by the parties.

(h)           On or as soon as practicable after the Exchange Date:

(i)           The Reorganizing Fund shall distribute in complete liquidation of the Reorganizing Fund all of the Surviving Fund Shares received by the Reorganizing Fund among the holders of the Reorganizing Fund Shares determined as of the close of business on the Exchange Date (the “Reorganizing Fund Shareholders”) in numbers equal to the number of Reorganizing Fund Shares that each such Reorganizing Fund Shareholder holds in the Reorganizing Fund; and

(ii)           The Reorganizing Fund shall take all other steps necessary to effect its dissolution and termination.

The Reorganizing Fund shall be terminated promptly following the Exchange Date and the making of all distributions as contemplated in this Section 1.  After the Exchange Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

(i)           Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Surviving Fund Shares on the books of the Federated Trust and Surviving Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

(j)           Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

(k)           The Reorganizing Fund has provided the Federated Trust and Surviving Fund with the Reorganizing Fund’s most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets and liabilities as of the date of such statements.  The Reorganizing Fund, hereby represents that as of the date of the execution of this Agreement, there have been no changes in the Reorganizing Fund’s financial position as reflected in such financial statements other than those occurring in the ordinary course in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

(l)           All books and records of the Reorganizing Fund, shall be available to the Federated Trust and Surviving Fund from and after the Exchange Date and shall be turned over to the Federated Trust and Surviving Fund on or as soon as practicable following the Exchange Date.

(m)           In the event that on the scheduled Exchange Date, either (i) the NYSE or another primary exchange on which the portfolio securities of the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted, or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Reorganizing Fund is impracticable, the Exchange Date shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) when trading is fully resumed and reporting is restored.

2.           The Reorganizing Fund’s Representations and Warranties.  The Reorganizing Fund represents and warrants to and agrees with the Federated Trust on behalf of the Surviving Fund as follows:

(a)           The Reorganizing Fund a Delaware limited liability company organized under the laws of the state of Delaware, duly organized, validly existing and in good standing under the laws of Delaware, the Reorganizing Fund has the power to own all of its properties and assets and, subject to the approval of the Reorganizing Fund Shareholders as contemplated hereby, to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Reorganizing Fund, enforceable against the Reorganizing Fund in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Reorganizing Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement (subject to Reorganizing Fund Shareholder approval) does not constitute and will not result in a, violation of any provision of the Limited Liability Company Agreement or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the  Reorganizing Fund is a party or by which the Reorganizing Fund is bound.

(d)           Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, investigation or other proceeding of or before any court or governmental body is presently pending or, to the Reorganizing Fund’s knowledge, threatened against the Reorganizing Fund, or any of the Reorganizing Fund’s properties or assets. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Reorganizing Fund’s business or the Reorganizing Fund’s ability to consummate the transactions contemplated herein.

(e)           Except as shown on the audited financial statements of the Reorganizing Fund dated ______, and as incurred in the ordinary course of the Reorganizing Fund's business since then, the Reorganizing Fund has no liabilities of a material amount, contingent or otherwise.  The audited financial statements of the Reorganizing Fund as of _______, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust and the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

(f)           Since the date of the audited financial statements referred to in Section 2(e) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund.  For the purposes of this Section 2(f), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

(g)           On the Exchange Date, the Reorganizing Fund will have full right, power and authority to sell, assign, transfer and deliver the Reorganizing Fund's assets to be transferred by it hereunder.

(h)           At the Exchange Date, all Federal and other tax returns and reports of the Reorganizing Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Reorganizing Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i)           As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Exchange Date,

(j)           The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the participants of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Manager. The LLC interest transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Exchange Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Exchange Date, as applicable, in the shares of the Reorganizing Fund.

(k)           The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required by law.
(l)           All issued and outstanding LLC interests of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund.  All of the issued and outstanding LLC interests of the Reorganizing Fund will, at the time of the Exchange Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund.  The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund LLC interests, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

(m)           At the Valuation Time, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to Section 1, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of State of Delaware the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act.

(n)           The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(o)           From the effective date of the proxy/registration statement to be filed in connection with the transactions contemplated herein (“Registration Statement”), through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Reorganizing Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

3.           The Federated Trust's Representations and Warranties.  The Federated Trust, on behalf of the Surviving Fund, represents and warrants to and agrees with the Reorganizing Fund, as follows:

(a)           The Federated Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts; the Surviving Fund is a duly organized portfolio of the Federated Trust; and the Federated Trust and Surviving Fund has the power to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable against the Federated Trust in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity.

(c)           The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, and the rules and regulations thereunder (the “1933 Act”), and the 1940 Act, as applied to a newly created portfolio of a series management investment company, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which there were made, not misleading.

(e)           Neither the Federated Trust nor the Surviving Fund is in, and the execution, delivery and performance of this Agreement and the consummation of the transactions contemplated by this Agreement does not constitute and will not result in a, violation of any provision of the Federated Trust’s Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking or arrangement to which the Federated Trust or the Surviving Fund is a party or by which the Federated Trust or the Surviving Fund is bound.

(f)           The Surviving Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no investigations, or legal, administrative or other proceedings, pending or, to the Federated Trust's or the Surviving Fund’s knowledge, threatened against the Surviving Fund.  Other than organizational activities, the Surviving Fund has not engaged in any business activities.

(g)           At the Exchange Date, the Surviving Fund Shares to be issued to the Reorganizing Fund (the only Surviving Fund Shares to be issued as of the Exchange Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust.  No Federated Trust or Surviving Reorganizing Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

(h)           The information to be furnished by the Federated Trust or the Surviving Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(i)           From the effective date of the Registration Statement, through the time of the meeting of the Reorganizing Fund Shareholders and on the Exchange Date, any written information furnished by the Federated Trust or the Surviving Fund for use in any proxy materials, or any other materials provided in connection with the transactions contemplated herein, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(j)           The Surviving Fund intends to qualify and elect to be treated as a registered investment company  under the Code.

(k)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Surviving Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Exchange Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Reorganizing Fund Shareholders in accordance with applicable law.

4.           Certain Covenants.

(a)           The Reorganizing Fund will, operate the Reorganizing Fund’s business in the ordinary course between the date of this Agreement and the Exchange Date, it being understood that such ordinary course of business will include customary distributions and issuance of LLC interests and redemptions.

(b)           The Reorganizing Fund will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

(c)            The Reorganizing Fund, covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the asset transfer transactions contemplated by, and in accordance with the terms of, this Agreement.

(d)           The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

(e)           Subject to the provisions of this Agreement, the Federated Trust, on behalf of the Surviving Fund, and the Reorganizing Fund, will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Exchange Date.

(f)           The Federated Trust will prepare and file with the U.S. Securities and Exchange Commission (the “Commission”) the Registration Statement on Form N-14 relating to the Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders.  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14, for inclusion therein, in connection with the meeting of the Reorganizing Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.           The Federated Trust's Conditions Precedent.  The obligations of the Federated Trust hereunder shall be subject, at its election, to the following conditions:

(a)           The Reorganizing Fund shall have furnished to the Federated Trust a statement of the Reorganizing Fund's assets, including a list of securities owned by the Reorganizing Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

(b)           As of the Exchange Date, all representations and warranties of the Reorganizing Fund, made in this Agreement shall be true and correct as if made at and as of such date, and the Reorganizing Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(c)           The Reorganizing Fund also shall have delivered (or caused to be delivered) to the Surviving Fund, as required by the Surviving Fund or its counsel, the following documents in the name of the Reorganizing Fund by the Manager or by its officers, counsel or service providers (as applicable):  A bill of sale and assignment, treasurer’s certificate, chief financial officer certificate, statements of earnings and profits, statements of assets and liabilities, custodian certificates, secretary’s or assistant secretary’s certificate, copies of custodian instructions, custodian acknowledgements of transfer or certificates, an opinion of counsel to the Reorganizing Fund addressed to the Federated Trust and Surviving Fund in form and substance reasonably acceptable to the Surviving Fund (covering such matters as may be reasonably requested by the Surviving Fund and its counsel), tax representation certificates, and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the asset transfer and exchange transactions under this Agreement.

6.           The Reorganizing Fund’s Conditions Precedent.  The obligations of the Reorganizing Fund shall be subject, at its election, to the condition that as of the Exchange Date all representations and warranties of the Federated Trust on behalf of the Surviving Fund made in this Agreement shall be true and correct as if made at and as of such date, and that each of the Federated Trust and the Surviving Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.  The Federated Trust and Surviving Fund also shall have delivered (or caused to be delivered) to the Reorganizing Fund, as required by the Reorganizing Fund or its counsel, the following documents in the name of the Surviving Fund by the Federated Trust or by its officers, counsel or service providers (as applicable):  secretary’s or assistant secretary’s certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, an opinion of counsel to the Surviving Fund addressed to the Manager and Reorganizing Fund in form and substance reasonably acceptable to the Reorganizing Fund (covering such matters as may be reasonably requested by the Reorganizing Fund and its counsel), and any other opinion, certificate or document mutually agreed as necessary or appropriate to consummate the asset transfer and exchange transactions under this Agreement.

7.           The Federated Trust's and the Reorganizing Fund’s Conditions Precedent.  The obligations of both the Federated Trust and the Reorganizing Fund hereunder shall be subject to the following conditions:

(a)           The post-effective amendment to the Federated Trust's Registration Statement on Form N-1A relating to the Surviving Fund under the 1933 Act, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective.

(b)           This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the Reorganizing Fund participants in accordance with applicable law and the provisions of the Limited Liability Company Agreement.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.  Notwithstanding anything herein to the contrary, neither the Manager, on behalf of the Reorganizing Fund, nor the Federated Trust, on behalf of Surviving Fund, may waive the conditions set forth in Sections 7(a) and (b).

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           The Registration Statement on Form N-14 shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

(f)           The parties shall have received an opinion of Reed Smith LLP to the effect that for federal income tax purposes:

(i)           The transfer of all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares will be treated as a tax deferred transaction pursuant to Section 351 of the Code;

(ii)           No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares;

(iii)           No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares;

(iv)           The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization, except that if the aggregate tax basis of the assets transferred exceeds the fair market value of those assets, then the tax basis to the Surviving Fund will be equal to the fair market value of those assets immediately after the Asset Transfer. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 7(f).

8.           Expenses.  The Surviving Fund, the Reorganizing Fund, the Federated Trust and the Manager will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Surviving Fund may incur registration fees, on an as incurred basis.

9           Termination of Agreement.

(a)           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Manager or the Board of Trustees of the Federated Trust at any time prior to the Exchange Date (and notwithstanding any vote of the Reorganizing Fund participants) if circumstances should develop that, in the opinion of either the Manager or the Board of Trustees of the Federated Trust, make proceeding with this Agreement inadvisable.

(b)           In addition, either the Federated Trust or the Manager may at its option terminate this Agreement at or before the Valuation Time due to:

(i)           a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

(ii)           a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(iii)           a determination by the Manager or the Federated Trust’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Manager or the Federated Trust, respectively, and notice given to the other party hereto.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability for damages (in the absence of willful default) on the part of any party hereto or the Trustees, officers or shareholders of the Federated Trust or the Directors, officers or shareholders of Manager in respect of this Agreement.

10.           Waiver and Amendments.  At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of the Federated Trust, and any of the conditions set forth in Section 5 may be waived by the Reorganizing Fund, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Reorganizing Fund or the shareholders of the Surviving Fund, as the case may be.  Any time prior to the Exchange Date, unless provided otherwise in Section 6, any of the conditions in Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Reorganizing Fund participants.  In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Reorganizing Fund and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Reorganizing Fund participants.

11.           No Survival of Representations.  None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

12.           Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

13.           Capacity of Trustees, Etc.

(a)           The names "Federated Equity Funds" and "Board of Trustees of the Federated Equity Funds" refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Federated Trust.  The obligations of the Federated Trust entered into in the name or on behalf of the Surviving Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Surviving Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

(b)           Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Surviving Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

14.           Miscellaneous.

(a)           The Federated Trust, on behalf of the Surviving Fund, and the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

(b)           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this Section 14(b), no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or manager, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

(c)           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(d)           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Signature Page Follows]

IN WITNESS WHEREOF, Reorganizing Fund and the Federated Trust have caused this Agreement and Plan of Asset Transfer to be executed as of the date above first written.

Clover Capital Multi Cap Value Equity Common Fund
By Federated Global Investment Management Corp.
as attorneys in fact

By:
Title:

Federated Equity Funds,
on behalf of its portfolio, Federated Clover Value Fund

By:
Title:

&lt/R&gt

STATEMENT OF ADDITIONAL INFORMATION
&ltR&gt
January 21, 2009

Acquisition of the assets of

CLOVER CAPITAL ENHANCED SMALL CAP VALUE EQUITY COMMON FUND, LLC
CLOVER CAPITAL MID CAP VALUE EQUITY COMMON FUND, LLC
and
CLOVER CAPITAL MULTI CAP VALUE EQUITY COMMON FUND, LLC

400 Meridian Centre
Suite 200
Rochester, NY 14618
(585) 385-6090

By and in exchange for Institutional Shares of

FEDERATED CLOVER SMALL CAP VALUE FUND
FEDERATED CLOVER MID VALUE FUND
and
FEDERATED CLOVER VALUE FUND
each a portfolio of Federated Equity Funds

This Statement of Additional Information dated January 21, 2009, is not a prospectus.  A Prospectus/Proxy Statement dated January 21, 2009, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Clover Small Cap Value Fund, Federated Clover Mid Value Fund and Federated Clover Value Fund, by writing or calling Federated Equity Funds at the address and telephone number shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statements of Additional Information for the Federated Funds, each dated January 21, 2009.

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Federated Clover Small Value Fund, Federated Clover Mid Value Fund and Federated Value Fund (collectively the “Federated Fund”), each a portfolio of Federated Equity Funds (the “Federated Trust”), dated January 21, 2009, are incorporated by reference to the Federated Trust’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A (File No. 811-4017), which was filed with the Securities and Exchange Commission on or about November 7, 2008.  A copy may be obtained from the Federated Trust at Federated Investors Funds , 4000 Ericsson Drive, Warrendale, PA 15086-7561 or by calling 1-800-341-7400.

&lt/R&gt

&ltR&gt

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Participant(s) of the Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC (the “Fund”), hereby appoint Stephen J. Carl, Michael E. Jones and Mary Anne DeJohn as proxies, each with the power of substitution, to vote participation interests in the Fund which the undersigned is entitled to vote at the Special Meeting of Participants (the “Meeting”) to be held on March 11, 2009 at 400 Meridian Centre, Suite 200, Rochester, NY 14618 at 2:00 p.m. and at any adjournment thereof.

The proxies named will vote the participation interests represented by this proxy in accordance with the choices made on this ballot.  If no choice is indicated, this proxy will be voted “For” approval of the Proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE MANAGER OF THE FUND. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED PARTICIPANT.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

1.           For participants of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Small Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Small Value Fund to be distributed pro rata by Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Enhanced Small Cap Value Equity Common Fund, LLC

FOR                                [   ]
AGAINST                      [   ]
ABSTAIN                      [   ]

YOUR VOTE IS IMPORTANT
Please complete, sign and return
this card as soon as possible.

Dated

Signature

Signature (Joint Owners)

Please sign this proxy exactly as your name appears on the books of the Fund.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should state his or her title.

You may also vote your shares by touchtone phone by calling 1-866-828-6951 or through the Internet at wwwproxyonline.com
&lt/R&gt

&ltR&gt

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Participant(s) of the Clover Capital Multi Cap Value Equity Common Fund, LLC (the “Fund”), hereby appoint Stephen J. Carl, Michael E. Jones and Mary Anne DeJohn as proxies, each with the power of substitution, to vote participation interests in the Fund which the undersigned is entitled to vote at the Special Meeting of Participants (the “Meeting”) to be held on March 11, 2009 at 400 Meridian Centre, Suite 200, Rochester, NY 14618 at 2:00 p.m. and at any adjournment thereof.

The proxies named will vote the participation interests represented by this proxy in accordance with the choices made on this ballot.  If no choice is indicated, this proxy will be voted “For” approval of the Proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE MANAGER OF THE FUND. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED PARTICIPANT.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

1.
For participants of Clover Capital Multi Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets  of Clover Capital Multi Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Value Fund to be distributed pro rata by Clover Capital Multi Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Multi Cap Value Equity Common Fund, LLC.

FOR                                [   ]
AGAINST                      [   ]
ABSTAIN                      [   ]

YOUR VOTE IS IMPORTANT
Please complete, sign and return
this card as soon as possible.

Dated

Signature

Signature (Joint Owners)

Please sign this proxy exactly as your name appears on the books of the Fund.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should state his or her title.

You may also vote your shares by touchtone phone by calling 1-866-828-6951 or through the Internet at wwwproxyonline.com
&lt/R&gt

&ltR&gt

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Participant(s) of the Clover Capital Mid Cap Value Equity Common Fund, LLC (the “Fund”), hereby appoint Stephen J. Carl, Michael E. Jones and Mary Anne DeJohn as proxies, each with the power of substitution, to vote participation interests in the Fund which the undersigned is entitled to vote at the Special Meeting of Participants (the “Meeting”) to be held on March 11, 2009 at 400 Meridian Centre, Suite 200, Rochester, NY 14618 at 2:00 p.m. and at any adjournment thereof.

The proxies named will vote the participation interests represented by this proxy in accordance with the choices made on this ballot.  If no choice is indicated, this proxy will be voted “For” approval of the Proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE MANAGER OF THE FUND. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED PARTICIPANT.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

1.
For participants of Clover Capital Mid Cap Value Equity Common Fund, LLC, to approve or disapprove a proposed Agreement and Plan of Asset Transfer pursuant to which Federated Clover Mid Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Clover Capital Mid Cap Value Equity Common Fund, LLC in exchange for Institutional Shares of Federated Clover Mid Value Fund to be distributed pro rata by Clover Capital Mid Cap Value Equity Common Fund, LLC to its participants in complete liquidation and termination of Clover Capital Mid Cap Value Equity Common Fund, LLC; and

FOR                                [   ]
AGAINST                      [   ]
ABSTAIN                      [   ]

YOUR VOTE IS IMPORTANT
Please complete, sign and return
this card as soon as possible.

Dated

Signature

Signature (Joint Owners)

Please sign this proxy exactly as your name appears on the books of the Fund.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should state his or her title.

You may also vote your shares by touchtone phone by calling 1-866-828-6951 or through the Internet at wwwproxyonline.com
&lt/R&gt